As Filed with the Securities and Exchange Commission on February 23, 2001
                                     Registration Nos. 333-28769, 811-5626
-----------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No. ___                                     [ ]
   Post-Effective Amendment No. 11                                     [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No. 117                                                   [X]
                        (Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               1475 Dunwoody Drive
                          West Chester, Pennsylvania   19380-1478
(Address of Depositor's Principal Executive Offices)   (Zip Code)
(Depositor's Telephone Number, including Area Code) (610) 425-3400

Linda E. Senker, Esq.                       COPY TO:
Golden American Life Insurance Company      Stephen E. Roth, Esq.
1475 Dunwoody Drive                         Sutherland Asbill & Brennan LLP
West Chester, PA  19380-1478                1275 Pennsylvania Avenue, N.W.
(610) 425-4139                              Washington, D.C. 20004-2415

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [ ]  on (date) pursuant to paragraph (b) of Rule 485
          [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [X]  on April 30, 2001 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Deferred Combination Variable and Fixed Annuity Contracts

                           PART A

                      EXPLANATORY NOTE

This Registration Statement contains four separate Profiles and Prospectuses for the GoldenSelect Access Contract. This Amendment to the Registration Statement contains one form of the Profile and Prospectus and one form of the Statement of Additional Information which relate to the Form Four Prospectus only and does not supercede or replace the other forms of Prospectuses and Statements of Additional Information described below.

|--------------------------------------------------------------------------------------------|
|PROFILE,  |     FORM 1     |     FORM 2    |         FORM 3         |         FORM 4        |
|PROSPECTUS|                |               |                        |                       |
|AND SAI   |                |               |                        |                       |
|----------|----------------|---------------|------------------------|-----------------------|

|          | ORIG. DB DESC. | NEW DB DESC.  | NEW SPECIAL FUNDS DESC.| NEW EEB DEATH BENEFIT |
|          | 32 PORTFOLIOS  | 32 PORTFOLIOS | 32 PORTFOLIOS          | 32 PORTFOLIOS         |
|          |                |               |                        |                       |
|--------------------------------------------------------------------------------------------|

The Form One prospectus describes the GoldenSelect Access Contract in its original form and three death benefit options. The Form One
Profiles and Prospectuses contain disclosure regarding death benefit options available under the original contract. Form One is no longer offered, because Form Two has now been approved in all states. It was last filed with the Securities Exchange Commission as part of Registrant's Post-Effective Amendment No. 7 on September 13, 2000.

The Form Two Profile and Prospectus contain updated disclosure regarding death benefit options, including an additional fourth death benefit option. Other than this difference, Form One and Form Two are substantially similar.
This Form will be used until all states have approved Form Three.   It was
last filed with the Securities Exchange Commission as part of Registrant's Post-Effective Amendment No. 7 on September 13, 2000.

The Form Three Profile and Prospectus expands the category of "Special Funds" to include certain investment portfolios that, due to their volatility, are excluded from the death benefit and living benefit guarantees that might otherwise be provided and creates a new category of investment portfolios called, "Restricted Funds" to which allocations may be limited. Other than these differences, Form Two and Form Three are substantially similar. Both Form Two and Form Three will be used until all state approvals are received for Form Three. It was last filed with the Securities and Exchange Commission as part of Registrant's Post-Effective Amendment No. 10 on December 15, 2000.

The Form Four Profile and Prospectus adds an earnings enhancement benefit as an additional optional death benefit and has higher mortality and expense risk charges. Other than these differences, Form Three and Form Four are the same. Form Three and Form Four will both be used until all state approvals are received for the contracts offered in Form Four.

           ACCESS PROFILE AND PROSPECTUS
                   (FORM FOUR)

ING  VARIABLE  ANNUITIES



GOLDEN AMERICAN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY


-------------------------------------------------------------------------------
                                   PROFILE OF

                             GOLDENSELECT ACCESS(R)

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT

                                      ,2001
-------------------------------------------------------------------------------
       This Profile is a summary of some of the more important points that you should know and consider before purchasing the Contract. The Contract is more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully.
-------------------------------------------------------------------------------


1.   THE ANNUITY CONTRACT

The Contract offered in this prospectus is a deferred combination variable and fixed annuity contract between you and Golden American Life Insurance Company. The Contract provides a means for you to invest on a tax-deferred basis in (i) one or more of 32 mutual fund investment portfolios through our Separate Account B and/or (ii) in a fixed account of Golden American with guaranteed interest periods. The 32 mutual fund portfolios are listed on page 3 below. We currently offer guaranteed interest periods of 1, 3, 5, 7 and 10 years in the fixed account. We set the interest rates in the fixed account (which will never be less than 3%) periodically. We may credit a different interest rate for each interest period. The interest you earn in the fixed account as well as your principal is guaranteed by Golden American as long as you do not take your money out before the maturity date for the applicable interest period. If you withdraw your money from the fixed account more than 30 days before the applicable maturity date, we will apply a market value adjustment. A market value adjustment could increase or decrease your contract value and/or the amount you take out. Generally, the investment portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You may not make any money, and you can even lose the money you invest.


The Contract offers a choice of death benefit options. You may choose the Standard Death Benefit or one of the enhanced death benefit options, described on page 8. Your choice of death benefit will affect your mortality and expense risk charge. Subject to state availability, you may also elect, for an additional charge, an earnings enhancement benefit rider. Please see page 4 for a description of the applicable charge. The earnings enhancement benefit rider provides a separate death benefit in addition to the death benefit option you select. The earnings enhancement benefit rider is available for non-qualified contracts only. For a description of the earnings enhancement benefit rider, please see page 8. To find out about availability, check with our Customer Service Center.


ACCESS PROFILE                                          PROSPECTUS BEGINS AFTER
ACC-EEB-108900                                          PAGE 11 OF THIS PROFILE

Subject to state availablility, you may also elect, for an additional charge, one of three other optional riders offering specified benefits featured in the prospectus for the contract. The three optional benefit riders are listed on page 8 below. The optional benefit riders can provide protection under certain circumstances in the event that unfavorable investment performance has lowered your value below certain targeted growth. These riders do not guarantee the performance of your investment portfolios. Separate charges are assessed for the optional riders. Please see page 4 for a description of the applicable charges. You should carefully analyze and completely evaluate each rider before you purchase any. Be aware that the benefit provided by any of the riders will be affected by certain later actions you may take -- such as withdrawals and transfers. The riders are not available to Contracts issued before January 1, 2001. To find out about availability, check with our Customer Service Center.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the accumulation phase will determine the amount of annuity payments you will receive. The income phase begins on the annuity start date, which is the date you start receiving regular annuity payments from your Contract.

You determine (1) the amount and frequency of premium payments, (2) the investments, (3) transfers between investments, (4) the type of annuity to be paid after the accumulation phase, (5) the beneficiary who will receive the death benefits, (6) the type of death benefit, and (7) the amount and frequency of withdrawals.

2.   YOUR ANNUITY PAYMENTS (THE INCOME PHASE)

Annuity payments are the periodic payments you will begin receiving on the annuity start date. You may choose one of the following annuity payment options:


----------------------------------------------------------------------
                           Annuity Options
----------------------------------------------------------------------
    Option 1  Income for a  Payments  are  made  for  a  specified
              fixed period  number   of  years  to  you  or   your
                            beneficiary.
----------------------------------------------------------------------
    Option 2  Income for    Payments are made for the rest of your
              life with a   life  or longer for a specified period
              period        such  as  10 or 20 years or until  the
              certain       total  amount used to buy this  option
                            has  been  repaid. This  option  comes
                            with  an added guarantee that payments
                            will continue to your beneficiary  for
                            the  remainder of such period  if  you
                            should die during the period.
----------------------------------------------------------------------
    Option 3  Joint life    Payments  are made for your  life  and
              income        the  life  of another person  (usually
                            your spouse).
----------------------------------------------------------------------

    Option 4  Annuity plan  Any  other annuitization plan that  we choose  to offer on the annuity  start
                            date.
----------------------------------------------------------------------


Annuity payments under Options 1, 2 and 3 are fixed. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the Investment Company Act of 1940, it will comply with the requirements of such Act. Once you elect an annuity option and begin to receive payments, it cannot be changed.

ACC-EEB-108900                      2                           ACCESS PROFILE

3.   PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)

You may purchase the Contract with an initial payment of $10,000 or more ($1,500 for a qualified Contract) up to and including age 90. You may make additional payments of $500 or more ($250 for a qualified Contract) at any time before you turn 85 during the accumulation phase. Under certain circumstances, we may waive the minimum initial and additional premium payment requirement. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

Who may purchase this Contract? The Contract may be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a Contract that qualifies for special tax treatment when purchased as either an Individual Retirement Annuity (IRA) or in connection with a qualified retirement plan (each a "qualified Contract"). IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Expenses" in this profile.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot risk getting back less money than you put in.

4.   THE INVESTMENT PORTFOLIOS

You can direct your money into (1) the fixed account with guaranteed interest periods of 6 months, 1, 3, 5, 7 and 10 years, and/or (2) into any one or more of the following 32 mutual fund investment portfolios through our Separate Account B, the investment portfolios are described in the prospectuses for the GCG Trust, the PIMCO Variable Insurance Trust, ING Variable Insurance Trust and the Prudential Series Fund. Keep in mind that while an investment in the fixed account earns a fixed interest rate, an investment in any investment portfolio, depending on market conditions, may cause you to make or lose money. The investment portfolios available under your Contract are:

      THE GCG TRUST
           Liquid Asset Series                       Rising Dividends Series               Strategic Equity Series
           Limited Maturity Bond Series              Diversified Mid-Cap Series            Special Situations Series
           Global Fixed Income Series                Managed Global Series                 Mid-Cap Growth Series
           Fully Managed Series                      Large Cap Value Series                Small Cap Series
           Total Return Series                       All Cap Series                        Growth Series
           Asset Allocation Growth Series            Research Series                       Real Estate Series
           Equity Income Series                      Capital Appreciation Series           Hard Assets Series
           Investors Series                          Growth and Income Series              Developing World Series
           Value Equity Series                       Capital Growth Series                 Emerging Markets Series

      THE PIMCO VARIABLE INSURANCE TRUST

           PIMCO High Yield Bond Portfolio
           PIMCO StocksPLUS Growth and Income Portfolio

      ING VARIABLE INSURANCE TRUST

           ING Global Brand Names Fund

      PRUDENTIAL SERIES FUND

           Prudential Jennison Portfolio
           SP Jennison International Growth Portfolio

ACC-EEB-108900                      3                           ACCESS PROFILE

Restricted Funds. We may designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may establish any such limitation, at our discretion, as a percentage of premium or contract value or as a specified dollar amount and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. We may, with 30 days notice to you, designate any investment portfolio as a Restricted Fund or change the limitations on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. For more detailed information, see "Restricted Funds" in the prospectus for the Contract.

5.   EXPENSES

The Contract has insurance features and investment features, and there are charges related to each. For the insurance features, the Company deducts a mortality and expense risk charge, an asset-based administrative charge, and an annual contract administrative charge of $40. We deduct the mortality and expense risk charge and the asset-based administrative charges daily directly from your contract value in the investment portfolios. The mortality and expense risk charge (depending on the death benefit you choose) and the asset-based administrative charge, on an annual basis, are as follows:

   -----------------------------------------------------------------------------------------------------
                                           STANDARD                ENHANCED DEATH BENEFITS
                                         DEATH BENEFIT    ANNUAL RATCHET      7% SOLUTION      MAX 7
   -----------------------------------------------------------------------------------------------------

    Mortality & Expense Risk Charge          1.65%            1.90%              2.00%         2.10%
    Asset-Based Administrative Charge        0.15%            0.15%              0.15%         0.15%
        Total                                1.80%            2.05%              2.15%         2.25%

   -----------------------------------------------------------------------------------------------------



EARNINGS ENHANCEMENT BENEFIT RIDER CHARGE
If you choose to purchase the earnings enhancement benefit rider, we will deduct a separate quarterly charge for the rider on each quarterly contract anniversary and pro-rata when the rider terminates. We deduct the rider charge directly from your contract value in the investment portfolios; if the value in the investment portfolios is insufficient, the rider charge will be deducted from the fixed account. The quarterly rider charge is 0.0875% of the contract value (0.35% annually).

OPTIONAL BENEFIT RIDER CHARGES
If you choose to purchase one of the other optional benefit riders we offer, we will deduct a separate quarterly charge for the rider on each quarterly contract anniversary and pro-rata when the rider terminates. We deduct the rider charges directly from your contract value in the investment portfolios; if the value in the investment portfolios is insufficient, rider charges will be deducted from the fixed account. The rider charges are as follows:




   Minimum Guaranteed Accumulation Benefit (MGAB) rider

      Waiting Period     Quarterly Charge
      --------------     ----------------
      10 Year......      0.125% of the MGAB Charge Base*(0.50% annually)
      20 Year......      0.125% of the MGAB Charge Base (0.50% annually)

   Minimum Guaranteed Income Benefit (MGIB) rider

      MGIB Rate          Quarterly Charge
      ---------          ----------------
      7%...........      0.125% of the MGIB Charge Base*  (0.50% annually)

   Minimum Guaranteed Withdrawal Benefit (MGWB) rider

      Quarterly Charge
      ----------------
      0.125% of the MGWB Eligible Payment Amount* (0.50% annually)

   * See prospectus for a description.

ACC-EEB-108900                      4                           ACCESS PROFILE

We do not deduct any surrender charges for withdrawals.

Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.56% to 1.75% annually (see following table) of the portfolio's average daily net asset balance.


If you withdraw money from your Contract, or if you begin receiving annuity payments, we may deduct a premium tax of 0%-3.5% to pay to your state. The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column is divided into two; one part reflects the maximum mortality and expense risk charge, (based on the Max 7 Enhanced Death Benefit), the asset-based administrative charge, the annual contract administrative charge as 0.06% (based on an average contract value of $70,000), the earnings enhancement benefit rider charge of 0.35%, and the highest optional rider charge as 0.75% in most cases, assuming the rider base is equal to the initial premium and the rider base increases by 7% each year. The second part reflects the same insurance charges, but without any rider charges. The "Total Annual Investment Portfolio Charges" column reflects the portfolio charges for each portfolio and are based on actual expenses as of December 31, 1999, except for (i) portfolios that commenced operations during 2000 where the charges have been estimated, and (ii) newly formed portfolios where the charges have been estimated. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.


As required by the Securities and Exchange Commission, the examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of Year 1 or at the end of Year 10 (based on the Max 7 Enhanced Death Benefit). For Years 1 and 10, the examples show the total annual charges assessed during that time and assume that you have elected the Max 7 Enhanced Death Benefit. For these examples, the premium tax is assumed to be 0%.


ACC-EEB-108900                      5                           ACCESS PROFILE

                                                                                               EXAMPLES:
                            TOTAL ANNUAL                     TOTAL ANNUAL           TOTAL CHARGES AT THE END OF:
                         INSURANCE CHARGES                      CHARGES              1 YEAR              10 YEARS
                         -----------------                  ---------------     ----------------     ----------------
                          W/ THE      W/O    TOTAL ANNUAL   W/ THE     W/O      W/ THE      W/O      W/ THE      W/O
                          HIGHEST     ANY     INVESTMENT    HIGHEST    ANY      HIGHEST     ANY      HIGHEST     ANY
                           RIDER     RIDER     PORTFOLIO     RIDER    RIDER      RIDER     RIDER      RIDER     RIDER
INVESTMENT PORTFOLIO      CHARGE    CHARGE      CHARGES     CHARGE   CHARGE     CHARGE    CHARGE     CHARGE    CHARGE
---------------------------------------------------------------------------------------------------------------------
THE GCG TRUST

Liquid Asset               2.71%    1.96%        0.56%      3.27%     2.52%       $33       $26       $357      $286
---------------------------------------------------------------------------------------------------------------------
Limited Maturity Bond      2.71%    1.96%        0.57%      3.28%     2.53%       $33       $26       $358      $287

---------------------------------------------------------------------------------------------------------------------
Global Fixed Income        2.71%    1.96%        1.60%      4.31%     3.56%       $43       $36       $446      $383
---------------------------------------------------------------------------------------------------------------------
Fully Managed              2.71%    1.96%        0.97%      3.68%     2.93%       $37       $30       $393      $325
---------------------------------------------------------------------------------------------------------------------
Total Return               2.71%    1.96%        0.91%      3.62%     2.87%       $36       $29       $388      $319
---------------------------------------------------------------------------------------------------------------------
Asset Allocation Growth    2.71%    1.96%        1.01%      3.72%     2.97%       $37       $30       $397      $329
---------------------------------------------------------------------------------------------------------------------
Equity Income              2.71%    1.96%        0.96%      3.67%     2.92%       $37       $30       $392      $324
---------------------------------------------------------------------------------------------------------------------
Investors                  2.71%    1.96%        1.01%      3.72%     2.97%       $37       $30       $397      $329
---------------------------------------------------------------------------------------------------------------------
Value Equity               2.71%    1.96%        0.96%      3.67%     2.92%       $37       $30       $392      $324
---------------------------------------------------------------------------------------------------------------------
Rising Dividends           2.71%    1.96%        0.96%      3.67%     2.92%       $37       $30       $392      $324
---------------------------------------------------------------------------------------------------------------------
Diversified Mid-Cap        2.71%    1.96%        1.01%      3.72%     2.97%       $37       $30       $397      $329
---------------------------------------------------------------------------------------------------------------------
Managed Global             2.71%    1.96%        1.25%      3.96%     3.21%       $40       $32       $417      $351
---------------------------------------------------------------------------------------------------------------------
Large Cap Value            2.71%    1.96%        1.01%      3.72%     2.97%       $37       $30       $397      $329
---------------------------------------------------------------------------------------------------------------------
All Cap                    2.71%    1.96%        1.01%      3.72%     2.97%       $37       $30       $397      $329
---------------------------------------------------------------------------------------------------------------------
Research                   2.71%    1.96%        0.91%      3.62%     2.87%       $36       $29       $388      $319
---------------------------------------------------------------------------------------------------------------------
Capital Appreciation       2.71%    1.96%        0.96%      3.67%     2.92%       $37       $30       $392      $324
---------------------------------------------------------------------------------------------------------------------
Growth and Income          2.71%    1.96%        1.11%      3.82%     3.07%       $38       $31       $405      $338
---------------------------------------------------------------------------------------------------------------------
Capital Growth             2.71%    1.96%        1.05%      3.76%     3.01%       $38       $30       $400      $333
---------------------------------------------------------------------------------------------------------------------
Strategic Equity           2.71%    1.96%        0.96%      3.67%     2.92%       $37       $30       $392      $324
---------------------------------------------------------------------------------------------------------------------
Special Situations         2.71%    1.96%        1.11%      3.82%     3.07%       $38       $31       $405      $338
---------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth             2.71%    1.96%        0.91%      3.62%     2.87%       $36       $29       $388      $319
---------------------------------------------------------------------------------------------------------------------
Small Cap                  2.71%    1.96%        0.96%      3.67%     2.92%       $37       $30       $392      $324
---------------------------------------------------------------------------------------------------------------------
Growth                     2.71%    1.96%        1.04%      3.75%     3.00%       $38       $30       $399      $332
---------------------------------------------------------------------------------------------------------------------
Real Estate                2.71%    1.96%        0.96%      3.67%     2.92%       $37       $30       $392      $324
---------------------------------------------------------------------------------------------------------------------
Hard Assets                2.71%    1.96%        0.96%      3.67%     2.92%       $37       $30       $392      $324
---------------------------------------------------------------------------------------------------------------------
Developing World           2.71%    1.96%        1.75%      4.46%     3.71%       $45       $37       $458      $396
---------------------------------------------------------------------------------------------------------------------
Emerging Markets           2.71%    1.96%        1.75%      4.46%     3.71%       $45       $37       $458      $396

THE PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------
PIMCO High Yield Bond      2.71%    1.96%        0.75%      3.46%     2.71%       $35       $27       $374      $304
---------------------------------------------------------------------------------------------------------------------
PIMCO StocksPLUS
  Growth and Income        2.71%    1.96%        0.65%      3.36%     2.61%       $34       $26       $365      $294
---------------------------------------------------------------------------------------------------------------------

ING VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------
ING Global Brand
  Names                    2.71%    1.96%        1.23%      3.94%     3.19%       $40       $32       $416      $349
---------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
Prudential Jennison        2.71%    1.96%        1.03%      3.74%     2.99%       $38       $30       $398      $331
---------------------------------------------------------------------------------------------------------------------
SP Jennison
 International Growth      2.71%    1.96%        1.64%      4.35%     3.60%       $44       $36       $449      $386
---------------------------------------------------------------------------------------------------------------------

The "Total Annual Investment Portfolio Charges" column above reflects current expense reimbursements for applicable investment portfolios. For more detailed information, see "Fees and Expenses" in the prospectus for the Contract.


To be updated by amendment.


ACC-EEB-108900                      6                           ACCESS PROFILE

6.   TAXES

Under a qualified Contract, your premiums are generally pre-tax contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal or begin receiving annuity payments, presumably when you are in a lower tax bracket.

Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You will be taxed on these earnings, but not on premiums, when you withdraw them from the Contract. For owners of most qualified Contracts, when you reach age 70 1/2 (or, in some cases, retire), you will be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts at your request.

If you are younger than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tax on the taxable amount withdrawn.

7.   WITHDRAWALS

You can withdraw your money at any time during the accumulation phase. You may elect in advance to take systematic withdrawals which are described on page 11. We will apply a market value adjustment if you withdraw your money from the fixed account more than 30 days before the applicable maturity date. Income taxes and a penalty tax may apply to amounts withdrawn.

8.   PERFORMANCE

The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. The following chart shows average annual total return for each portfolio that was in operation for the entire year of 1999. These numbers reflect the deduction of the mortality and expense risk charge (based on the Max 7 Enhanced Death Benefit), the asset-based administrative charge, the annual contract fee and the maximum optional benefit rider charge on a rider base that accumulates at 7%. Please keep in mind that past performance is not a guarantee of future results.

ACC-EEB-108900                      7                           ACCESS PROFILE

--------------------------------------------------------------------------------
                                                               CALENDAR YEAR
INVESTMENT PORTFOLIO                                         1999         1998
--------------------------------------------------------------------------------
Managed by A I M Capital Management, Inc.
     Capital Appreciation(1)                                21.64%         9.93%
     Strategic Equity(2)                                    52.52%        -1.62%
--------------------------------------------------------------------------------
Managed by Alliance Capital Management L.P.
     Capital Growth(2)                                      22.52%         9.24%
--------------------------------------------------------------------------------
Managed by Baring International Investment Limited
     Developing World(2)                                    57.88%           --
     Emerging Markets(4)                                    81.04%       -25.96%
     Global Fixed Income                                   -10.92%         9.12%
     Hard Assets(2)                                         20.42%       -31.32%
--------------------------------------------------------------------------------
Managed by Capital Guardian Trust Company
     Large Cap Value                                           --            --
     Managed Global(3)                                      59.43%        26.18%
     Small Cap(3)                                           47.05%        18.04%
--------------------------------------------------------------------------------
Managed by Eagle Asset Management, Inc.
     Value Equity                                           -1.96%        -0.93%
--------------------------------------------------------------------------------
Managed by Fidelity Management & Research Company
    Asset Allocation Growth                                    --           --
    Diversified Mid-Cap                                        --           --
--------------------------------------------------------------------------------
Managed by ING Investment Management, LLC
     Limited Maturity Bond                                  -1.34%         4.26%
     Liquid Asset                                            2.18%         2.49%
--------------------------------------------------------------------------------
Managed by Janus Capital Corporation
     Growth(2)                                              74.00%        23.74%
     Growth and Income                                         --           --
     Special Situations                                        --           --
--------------------------------------------------------------------------------
Managed by Kayne Anderson Investment Management, LLC
     Rising Dividends                                       13.07%        11.35%
--------------------------------------------------------------------------------
Managed by Massachusetts Financial Services Company
     Mid-Cap Growth                                         74.87%        19.82%
     Research                                               21.23%        20.06%
     Total Return                                            0.84%         8.88%
--------------------------------------------------------------------------------
Managed by  The Prudential Investment Corporation
     Real Estate(5)                                         -6.19%       -15.57%
--------------------------------------------------------------------------------
Managed by Salomon Brothers Asset Management, Inc.
     All Cap                                                   --            --
     Investors                                                 --            --
--------------------------------------------------------------------------------
Managed by T. Rowe Price Associates, Inc.
     Equity Income(2)                                       -3.17%         5.62%
     Fully Managed                                           4.31%         3.31%
--------------------------------------------------------------------------------
Managed by Pacific Investment Management Company
     PIMCO High Yield Bond                                   0.48%           --
     PIMCO StocksPLUS Growth and Income                     16.95%           --
--------------------------------------------------------------------------------
Managed by ING Investment Management Advisors B.V.
     ING Global Brand Names                                    --            --
--------------------------------------------------------------------------------
Managed by Jennison Associates LLC
     Prudential Jennison                                       --            --
     SP Jennison International Growth                          --            --
-----------------------
(1) Prior to April 1, 1999, a different firm managed the Portfolio.
(2) Prior to March 1, 1999, a different firm managed the Portfolio.
(3) Prior to February 1, 2000, a different firm managed the Portfolio.
(4) Prior to March 15, 2000, a different firm managed the Portfolio.
(5) Prior to May 1, 2000, a different firm managed the Portfolio.


ACC-EEB-108900                      8                           ACCESS PROFILE


         To be updated by amendment.

9.   DEATH BENEFIT

The death benefit, and earnings enhancement benefit, if elected, is payable when the first of the following persons dies: the contract owner, joint owner, or annuitant (if a contract owner is not an individual). Assuming you are the contract owner, if you die during the accumulation phase, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit paid depends on the death benefit you have chosen. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as required claim forms, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of your death, the amount of the benefit payable in the future may be affected. If you die after the annuity start date and you are the annuitant, your beneficiary will receive the death benefit you chose under the annuity option then in effect.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS FOR CONTRACT OWNERS PURCHASING CONTRACTS ON OR AFTER JANUARY 1, 2001. IF YOU PURCHASED YOUR CONTRACT PRIOR TO THAT DATE, PLEASE SEE APPENDIX D FOR A DESCRIPTION OF THE CALCULATION OF DEATH BENEFITS APPLICABLE TO YOUR CONTRACT.

You may choose (i) the Standard Death Benefit, (ii) the Annual Ratchet Enhanced Death Benefit, (iii) the 7% Solution Enhanced Death Benefit, or (iv) the Max 7 Enhanced Death Benefit. The Annual Ratchet Enhanced Death Benefit , the 7% Solution Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Annual Ratchet , 7% Solution, and Max 7 Enhanced Death Benefits may not be available where a Contract is held by joint owners.

Base Death Benefit. We use
the Base Death Benefit to help determine the minimum death benefit payable under each of the Enhanced Death Benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

        1)   the contract value; and

        2)   the cash surrender value.

The STANDARD DEATH BENEFIT equals the sum of 1) and 2) where:

        1)   is the contract value allocated to Special Funds; and

        2) is the Standard Minimum Guaranteed Death Benefit for amounts allocated to Non-Special Funds as further described in the prospectus.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Base Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the Enhanced Death Benefits, certain investment portfolios and the Fixed Account are designated as "Special Funds". In addition to the Fixed Account, the investment portfolios designated currently as Special Funds are the Liquid Asset Portfolio and the Limited Maturity Bond Portfolio. Selecting a Special Fund may limit or reduce the enhanced death benefit. You will automatically receive the Standard Death Benefit unless you elect one of the enhanced death benefit options. The enhanced death benefit options are available only at the time you purchase your Contract. The enhanced death benefit options are not available where a Contract is owned by joint owners. Once you choose a death benefit, it cannot be changed. We may in the future stop or suspend offering any of the enhanced death benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the enhanced death benefit. The MGWB rider may also affect the death benefit. See "Minimum Guaranteed Withdrawal Benefit (MGWB) Rider -- Death Benefit during Automatic Periodic Benefit Status."

Each of the enhanced death
benefit options is based on a minimum guaranteed death benefit for that option. Please see "Death Benefit Choices" in the prospectus for details on the calculation of the minimum guaranteed death benefit for each enhanced death benefit and further details on the effect of withdrawals and transfers on the calculation of the enhanced death benefits.

ACC-EEB-108900                      9                           ACCESS PROFILE

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the GREATER of:

        1)   the Standard Death Benefit; and

        2) the sum of the contract value allocated to Special Funds and the Annual Ratchet Minimum Guaranteed Death Benefit for amounts allocated to Non-Special Funds as further described in the prospectus.

The 7% SOLUTION ENHANCED DEATH BENEFIT,  equals the GREATER of:

        1)   the Standard Death Benefit; and

        2) the sum of the contract value allocated to Special Funds and the 7% Solution Minimum Guaranteed Death Benefit for amounts allocated to Non-Special Funds as further described in the prospectus.

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit.

Under this benefit
option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.


We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Keep in mind that selecting a Special Fund may limit or reduce the Enhanced Death Benefit.

For the period during which a portion of the contract value is allocated to a Special Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during the period contract value is allocated to a Special Fund.

EARNINGS ENHANCEMENT BENEFIT RIDER. The earnings enhancement benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for non-qualified Contracts and for issues ages 75 or under. It may be added at issue of the Contract or on the next contract anniversary following introduction of the rider in a state, if later. The rider provides a benefit equal to a percentage of the gain under the Contract, up to 150% of net premiums. Currently, where the rider is added at issue, the earnings enhancement benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: 1) 150% of premiums adjusted for withdrawals ("Maximum Base"); and 2) the contract value on the date we receive written notice and due proof of death, as well as required claims forms, minus premiums adjusted for withdrawals ("Benefit Base"). If the rider is added to a Contract after issue, the earnings enhancement benefit is equal to 55%
(30% for issue ages 70 and above) of the lesser of: 1) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals ("Maximum Base"); and 2) the contract value on the date we receive written notice and due proof of death, as well as required claims forms, minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals ("Benefit Base"). The adjustment to the benefit for withdrawals is pro-rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra
charge for this feature and once selected, it may not be revoked. Please see page 4 for a description of the earnings enhancement benefit rider charge.


ACC-EEB-108900                      10                           ACCESS PROFILE

10.  OTHER INFORMATION

     FREE LOOK. If you cancel the Contract within 10 days after you receive it, you will receive a refund of your adjusted contract value. We determine your contract value the close of business on the day we receive your written refund request. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the fixed account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. Also, in some states, you may be entitled to a longer free look period.

     TRANSFERS AMONG INVESTMENT PORTFOLIOS AND THE FIXED ACCOUNT. You can make transfers among your investment portfolios and your investment in the fixed account as frequently as you wish without any current tax implications. The minimum amount for a transfer is $100. There is currently no charge for transfers, and we do not limit the number of transfers allowed. The Company may, in the future, charge a $25 fee for any transfer after the twelfth transfer in a contract year or limit the number of transfers allowed. Keep in mind that if you transfer or otherwise withdraw your money from the fixed account more than 30 days before the applicable maturity date, we will apply a market value adjustment. A market value adjustment could increase or decrease your contract value and/or the amount you transfer or withdraw. Keep in mind that transfers between Special Funds and Non-Special Funds will impact your death benefit and benefits under an optional benefit rider, if any. Also, a transfer to a Restricted Fund will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. Transfers from Restricted Funds are not limited. If the result of multiple transfers is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit. See "Restricted Funds" in the prospectus for more information.

     NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate. See "Federal Tax Considerations -- Taxation of Death Benefit Proceeds" in the prospectus for the Contract.

     OPTIONAL RIDERS. Subject to state availability, you may purchase one of three optional benefit riders for an additional charge. You may not add more than one of these three riders to your Contract. There is a separate charge each rider. Once elected, the riders generally may not be cancelled. This means once added the rider may not be removed and charges will be assessed regardless of the performance of your Contract.

The following describes the optional riders for contract owners purchasing Contracts on or after January 1, 2001. If you purchased your Contract prior to that date, please see Appendix E for a description of the calculation of the optional rider benefits applicable under your Contract.

          Minimum Guaranteed Accumulation Benefit (MGAB) Rider. The MGAB is an optional benefit which offers you the ability to receive a one-time adjustment to your contract value in the event your contract value on a specified date is below the MGAB rider guarantee. When added at issue, the MGAB rider guarantees that your contract value will at least equal your initial premium payment at the end of ten years, or, at least equal two times your initial premium payment at the end of twenty years, depending on the waiting period you select, reduced pro-rata for withdrawals and certain transfers. The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. Investment in Special Funds may limit or reduce the benefits provided under the rider. As is more fully described in the prospectus, rider benefits are generally based on the contract value for allocations to Special Funds. The MGAB rider may offer you protection in the event of a lower contract value that may result from unfavorable investment performance of your Contract. There are exceptions, conditions, eligibility requirements, and important considerations associated with the MGAB rider. See "Optional Riders" in the prospectus for more complete information.

ACC-EEB-108900                      11                           ACCESS PROFILE

          Minimum Guaranteed Income Benefit (MGIB) Rider. The MGIB rider is an optional benefit which guarantees a minimum amount of income that will be available to you upon annuitization, regardless of fluctuating market conditions. Ordinarily, the amount of income that will be available to you upon annuitization is based upon your contract value, the annuity option you selected and the guaranteed or then current income factors in effect. If you purchase the MGIB rider, the minimum amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greater of the amounts that are ordinarily available to you under your Contract and the MGIB annuity benefit, which is based on your MGIB Base, the MGIB annuity option you selected and the MGIB guaranteed income factors specified in your rider. Your MGIB Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, when you pay them, accumulated at the MGIB rate, less adjustments for withdrawals and transfers. Investment in Special Funds may limit or reduce the benefits provided under the rider. As is more fully described in the prospectus, rider benefits are generally based on the contract value for allocations to Special Funds. There are exceptions, conditions, eligibility requirements, and important considerations associated with the MGIB rider. You should read the prospectus for more complete information.

          Minimum Guaranteed Withdrawal Benefit (MGWB) Rider. The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero you will receive annual periodic payments, which, when added together, equal all premium payments paid during the first two contract years, less adjustments for any prior withdrawals and adjusted by transfers to Special Funds. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. (Of course, any applicable income and penalty taxes will apply to amounts withdrawn.) Your original Eligible Payment Amount is your premium payments received during the first two contract years. Withdrawals that you make in excess of the above periodic payment amount may substantially reduce the guarantee. Investment in Special Funds may limit or reduce the benefits provided under the rider. As is more fully described in the prospectus, rider benefits are generally based on the contract value for allocations to Special Funds. There are exceptions, conditions, eligibility requirements, and important considerations associated with the MGWB rider. You should read the prospectus for more information.

ADDITIONAL FEATURES. This Contract has other features you may be interested in. These include:

          Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month. It may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. This option is currently available only if you have $1,200 or more in the Limited Maturity Bond or the Liquid Asset investment portfolios or in the fixed account with a 1-year guaranteed interest period. Transfers from the fixed account under this program will not be subject to a market value adjustment. . If you invest in Restricted Funds, your ability to dollar cost average may be limited. Please see "Transfers Among Your Investments" in the prospectus for more complete information.

          Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year. These withdrawals will not result in any surrender charges. Withdrawals from your money in the fixed account under this program are not subject to a market value adjustment. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. . If you invest in Restricted Funds, your systematic withdrawals may be affected. Please see "Withdrawals" in the prospectus for more complete information.

          Automatic Rebalancing. If your contract value is $10,000 or more, you may elect to have the Company automatically readjust the money between your investment portfolios periodically to keep the blend you select. Investments in the fixed account are not eligible for automatic rebalancing. . If you invest in Restricted Funds, automatic rebalancing may be affected. Please see "Transfers Among Your Investments" in the prospectus for more complete information.

ACC-EEB-108900                      12                           ACCESS PROFILE

11.  INQUIRIES

If you need more information after reading this profile and the prospectus, please contact us at:

         CUSTOMER SERVICE CENTER

         P.O. BOX 2700

         WEST CHESTER, PENNSYLVANIA19380

         (800) 366-0066

or your registered representative.

ACC-EEB-108900                      13                           ACCESS PROFILE

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-------------------------------------------------------------------------------
   GOLDEN AMERICAN LIFE INSURANCE COMPANY
   SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

           DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

                             GOLDENSELECT ACCESS/R/

-------------------------------------------------------------------------------

                                                                        , 2001
         This prospectus describes GoldenSelect Access, a deferred group and individual variable annuity contract (the "Contract") offered by Golden American Life Insurance Company ("Golden American," the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

         The Contract provides a means for you to invest your premium payments in one or more of 32 mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. The investment portfolios available under your Contract and the portfolio managers are listed on the back of this cover.

         We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We set the interest rates periodically. We will not set the interest rate to be less than a minimum annual rate of 3%. You may choose guaranteed interest periods of 1, 3, 5, 7 and 10 years. The interest earned on your money as well as your principal is guaranteed as long as you hold them until the maturity date. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. You bear the risk that you may receive less than your principal if we take a Market Value Adjustment. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states.


         This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated, , 2000, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call
     (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.


     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. AN INVESTMENT IN THE SUBACCOUNTS THROUGH THE GCG TRUST, THE PIMCO VARIABLE INSURANCE TRUST, ING VARIABLE INSURANCE TRUST OR THE PRUDENTIAL SERIES FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE GCG TRUST, THE PIMCO VARIABLE INSURANCE TRUST, ING VARIABLE INSURANCE TRUST AND THE PRUDENTIAL SERIES FUND.

-------------------------------------------------------------------------------
     A LIST OF THE INVESTMENT PORTFOLIOS AND THE MANAGERS ARE LISTED
     ON THE BACK OF THIS COVER.
-------------------------------------------------------------------------------

ACC-EEB-108900

         The investment portfolios available under your Contract and the portfolio managers are:

               A I M CAPITAL MANAGEMENT, INC.
                        Capital Appreciation Series
                        Strategic Equity Series

               ALLIANCE CAPITAL MANAGEMENT L. P.
                        Capital Growth Series

               BARING INTERNATIONAL INVESTMENT LIMITED (AN AFFILIATE)
                        Developing World Series
                        Emerging Market Series
                        Global Fixed Income Series
                        Hard Assets Series

               CAPITAL GUARDIAN TRUST COMPANY
                        Large Cap Value Series
                        Managed Global Series
                        Small Cap Series

               EAGLE ASSET MANAGEMENT, INC
                        Value Equity Series

               FIDELITY MANAGEMENT & RESEARCH COMPANY
                        Asset Allocation Growth Series
                        Diversified Mid-Cap Series

               ING INVESTMENT MANAGEMENT, LLC (AN AFFILIATE)
                        Limited Maturity Bond Series
                        Liquid Asset Series

               JANUS CAPITAL CORPORATION
                        Growth Series
                        Growth and Income Series
                        Special Situations Series

               KAYNE ANDERSON INVESTMENT MANAGEMENT, LLC
                        Rising Dividends Series

               MASSACHUSETTS FINANCIAL SERVICES COMPANY
                        Mid-Cap Growth Series
                        Research Series
                        Total Return Series

               THE PRUDENTIAL INVESTMENT CORPORATION
                        Real Estate Series

               SALOMON BROTHERS ASSET MANAGEMENT, INC
                        All Cap Series
                        Investors Series

               T. ROWE PRICE ASSOCIATES, INC.
                        Equity Income Series
                        Fully Managed Series

               PACIFIC INVESTMENT MANAGEMENT COMPANY
                        PIMCO High Yield Bond Portfolio
                        PIMCO StocksPLUS Growth and Income Portfolio

               ING INVESTMENT MANAGEMENT ADVISORS B.V. (AN AFFILIATE)
                        ING Global Brand Names Fund

               JENNISON ASSOCIATES LLC
                        Prudential Jennison Portfolio
                        SP Jennison International Growth Portfolio

         The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts" and the money you place in the Fixed Account's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.

ACC-EEB-108900

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                                TABLE OF CONTENTS
-------------------------------------------------------------------------------

                                                                          PAGE

         Index of Special Terms.........................................    1
         Fees and Expenses..............................................    2
         Performance Information........................................   10
               Accumulation Unit........................................   10
               Net Investment Factor....................................   10
               Condensed Financial Information..........................   10
               Financial Statements.....................................   10
               Performance Information..................................   10
         Golden American Life Insurance Company.........................   11
         The Trusts.....................................................   12
         Golden American Separate Account B.............................   12
         The Investment Portfolios......................................   13
               Investment Objectives....................................   13
               Investment Management Fees...............................   17
               Restricted Funds.........................................   17
         The Fixed Interest Allocation..................................   18
               Selecting a Guaranteed Interest Period...................   19
               Guaranteed Interest Rates................................   19
               Transfers from a Fixed Interest Allocation...............   19
               Withdrawals from a Fixed Interest Allocation.............   20
               Market Value Adjustment..................................   20
         Special Funds..................................................   21
         The Annuity Contract...........................................   22
               Contract Date and Contract Year .........................   22
               Annuity Start Date.......................................   22
               Contract Owner...........................................   22
               Annuitant................................................   23
               Beneficiary..............................................   23
               Purchase and Availability of the Contract................   24
               Crediting of Premium Payments............................   24
               Administrative Procedures................................   25
               Contract Value...........................................   25
               Cash Surrender Value.....................................   26
               Surrendering to Receive the Cash Surrender Value.........   26
               The Subaccounts..........................................   26
               Addition, Deletion or Substitution of Subaccounts and
                   Other Changes........................................   26
               The Fixed Account........................................   27
               Optional Riders..........................................   27
                   Rider Date...........................................   27
                   No Cancellation......................................   27
                   Termination..........................................   27
                   Minimum Guaranteed Accumulation Benefit Rider........   27
                   Minimum Guaranteed Income Benefit Rider..............   30
                   Minimum Guaranteed Withdrawal Benefit Rider..........   32
               Other Contracts..........................................   34
               Other Important Provisions...............................   34

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                          TABLE OF CONTENTS (CONTINUED)
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                                                                          PAGE

         Withdrawals....................................................   34
               Regular Withdrawals......................................   35
               Systematic Withdrawals...................................   35
               IRA Withdrawals..........................................   36
         Transfers Among Your Investments...............................   37
               Transfers by Third Parties...............................   38
               Dollar Cost Averaging....................................   38
               Automatic Rebalancing....................................   39
         Death Benefit Choices..........................................   40
               Death Benefit During the Accumulation Phase..............   40

                   Standard Death Benefit...............................   41
                   Enhanced Death Benefit Options.......................   41
                   Earnings Enhancement Benefit Option..................

               Death Benefit During the Income Phase....................   43
               Continuation After Death-- Spouse........................   43
               Continuation After Death-- Non Spouse....................   43
               Required Distributions Upon Contract Owner's Death.......   43
         Charges and Fees...............................................   44
               Charge Deduction Subaccount..............................   44
               Charges Deducted from the Contract Value.................   44
                   No Surrender Charge..................................   44
                   Premium Taxes........................................   44
                   Administrative Charge................................   44
                   Transfer Charge......................................   45
               Charges Deducted from the Subaccounts....................   45
                   Mortality and Expense Risk Charge....................   45
                   Asset-Based Administrative Charge....................   45
                   Optional Rider Charges...............................   45
               Trust Expenses...........................................   46
         The Annuity Options............................................   46
               Annuitization of Your Contract...........................   46
               Selecting the Annuity Start Date.........................   47
               Frequency of Annuity Payments............................   47
               The Annuity Options......................................   47
                   Income for a Fixed Period............................   47
                   Income for Life with a Period Certain................   48
                   Joint Life Income....................................   48
                   Annuity Plan.........................................   48
               Payment When Named Person Dies...........................   48
         Other Contract Provisions......................................   48
               Reports to Contract Owners...............................   48
               Suspension of Payments...................................   48
               In Case of Errors in Your Application....................   49
               Assigning the Contract as Collateral.....................   49
               Contract Changes-Applicable Tax Law......................   49
               Free Look................................................   49
               Group or Sponsored Arrangements..........................   49
               Selling the Contract.....................................   49

ACC-EEB-108900                      ii

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                          TABLE OF CONTENTS (CONTINUED)
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                                                                          PAGE

         Other Information..............................................   50
               Voting Rights............................................   50
               State Regulation.........................................   50
               Legal Proceedings........................................   51
               Legal Matters............................................   51
               Experts..................................................   51
         Federal Tax Considerations.....................................   51
         More Information About Golden American Life Insurance
               Company..................................................   59
         Unaudited Financial Statements of Golden American Life
               Insurance Company........................................   82
         Financial Statements of Golden American Life Insurance
               Company..................................................   92
         Statement of Additional Information
            Table of Contents...........................................  122
         Appendix A
            Condensed Financial Information.............................   A1
         Appendix B
            Market Value Adjustment Examples............................   B1
         Appendix C
            Withdrawal Adjustment for 7% Solution Death Benefit Examples C1 Appendix D
            Death Benefits for Contract Owners Who Purchased Contracts
               Prior to January 1, 2001.................................   D1
         Appendix E
            Optional Rider Benefits for Contract Owners Who Purchased
               Contracts Prior to January 1, 2001.......................   E1

ACC-EEB-108900                      iii

                       This page intentionally left blank.

-------------------------------------------------------------------------------
                             INDEX OF SPECIAL TERMS
-------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:


SPECIAL TERM                                   PAGE
Accumulation Unit                               10
Annual Ratchet Enhanced Death Benefit           42
Annuitant                                       23
Annuity Start Date                              22
Cash Surrender Value                            26
Max 7 Enhanced Death Benefit                    43
Contract Date                                   22
Contract Owner                                  22
Contract Value                                  25
Contract Year                                   22
Earnings Enhancement Benefit
Fixed Interest Allocation                       18
Market Value Adjustment                         20
Max 7 Enhanced Death Benefit
Net Investment Factor                           10
Restricted Fund                                 17
Rider Date                                      27
7% Solution Enhanced Death Benefit              41
Special Fund                                    21
Standard Death Benefit                          41




The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

TERM USED IN THIS PROSPECTUS           CORRESPONDING TERM USED IN THE CONTRACT
Accumulation Unit Value                Index of Investment Experience
Annuity Start Date                     Annuity Commencement Date
Contract Owner                         Owner or Certificate Owner
Contract Value                         Accumulation Value
Transfer Charge                        Excess Allocation Charge
Fixed Interest Allocation              Fixed Allocation
Free Look Period                       Right to Examine Period
Guaranteed Interest Period             Guarantee Period
Subaccount(s)                          Division(s)
Net Investment Factor                  Experience Factor
Regular Withdrawals                    Conventional Partial Withdrawals
Withdrawals                            Partial Withdrawals

ACC-EEB-108900                          1

-------------------------------------------------------------------------------
                                FEES AND EXPENSES
-------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES*

       Surrender Charge.......................  None

       Transfer Charge........................  $25 per transfer, if you make more than 12 transfers in a contract year **

       * If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

       ** We currently do not impose this charge, but may do so in the future.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE*

       Administrative Charge..................  $40

       (We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.) * We deduct this charge on each contract anniversary and on surrender

SEPARATE ACCOUNT ANNUAL CHARGES*

   ----------------------------------------------------------------------------------------------------------
                                           STANDARD                     ENHANCED DEATH BENEFITS
                                         DEATH BENEFIT         ANNUAL RATCHET      7% SOLUTION      MAX 7
   ----------------------------------------------------------------------------------------------------------

    Mortality & Expense Risk Charge          1.65%                 1.90%              2.00%         2.10%
    Asset-Based Administrative Charge        0.15%                 0.15%              0.15%         0.15%
        Total                                1.80%                 2.05%              2.15%         2.25%
   ----------------------------------------------------------------------------------------------------------

       *As a percentage of average daily assets in each subaccount. The mortality and expense risk charge and the asset-based administrative charge are deducted daily.

EARNINGS ENHANCEMENT BENEFIT RIDER CHARGE*

     Quarterly Charge.........................0.0875% of contract value (0.35% annually)

       * We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro- rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocations nearest maturity.


ACC-EEB-108900                          2

OPTIONAL BENEFIT RIDER CHARGES

   Minimum Guaranteed Accumulation Benefit (MGAB) rider

      Waiting Period     Quarterly Charge
      --------------     ----------------
      10 Year......      0.125% of the MGAB Charge Base*(0.50% annually)
      20 Year......      0.125% of the MGAB Charge Base (0.50% annually)

   Minimum Guaranteed Income Benefit (MGIB) rider

      MGIB Rate          Quarterly Charge
      ---------          ----------------
      7%...........      0.125% of the MGIB Charge Base*  (0.50% annually)

   Minimum Guaranteed Withdrawal Benefit (MGWB) rider

      Quarterly Charge
      ----------------
      0.125% of the MGWB Eligible Payment Amount* (0.50% annually)

       * We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro- rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocations nearest maturity.

       (1) The MGAB Charge Base is the total of premiums added during the 2-year period commencing on the rider date if you purchase the rider on the contract date, or, your contract value on the rider date plus premiums added during the 2-year period commencing on the rider date if you purchased the rider after the contract date, reduced pro-rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro-rata for transfers made during the three year period before the MGAB Benefit Date. The MGAB Charge Base is tracked separately for Special and Non-Special Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers may reduce the Charge Base by more than the amount withdrawn or transferred.

       (2) The MGIB Charge Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, when you pay them, and less a pro- rata deduction for any withdrawal made while the MGIB rider is in effect. The MGIB Charge Base is tracked separately for Special and Non-Special Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers between Special and Non-Special Funds may reduce the MGIB Charge Base by more than the amount withdrawn or transferred.

       (3) The MGWB Eligible Payment Amount is (i) the total of premiums paid during the 2-year period commencing on the rider date if you purchase the rider on the contract date; or (ii) your contract value on the rider date plus subsequent premiums received during the two-year period commencing on the rider date.

ACC-EEB-108900                          3

THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):*

   ------------------------------------------------------------------------------------------------------------------
                                                           MANAGEMENT                OTHER                 TOTAL
      PORTFOLIO                                              FEE(1)               EXPENSES(2)           EXPENSES(3)
   ------------------------------------------------------------------------------------------------------------------
     Liquid Asset                                             0.56%                  0.00%                  0.56%
     Limited Maturity Bond                                    0.56%                  0.01%                  0.57%
     Global Fixed Income                                      1.60%                  0.00%                  1.60%
     Fully Managed                                            0.96%                  0.01%                  0.97%
     Total Return                                             0.91%                  0.00%                  0.91%
     Asset Allocation Growth                                  1.00%                  0.01%                  1.01%
     Equity Income                                            0.96%                  0.00%                  0.96%
     Investors                                                1.00%                  0.01%                  1.01%
     Value Equity                                             0.96%                  0.00%                  0.96%
     Rising Dividends                                         0.96%                  0.00%                  0.96%
     Diversified Mid-Cap                                      1.00%                  0.01%                  1.01%
     Managed Global                                           1.25%                  0.00%                  1.25%
     Large Cap Value                                          1.00%                  0.01%                  1.01%
     All Cap                                                  1.00%                  0.01%                  1.01%
     Research                                                 0.91%                  0.00%                  0.91%
     Capital Appreciation                                     0.96%                  0.00%                  0.96%
     Growth and Income                                        1.10%                  0.01%                  1.11%
     Capital Growth                                           1.04%                  0.01%                  1.05%
     Strategic Equity                                         0.96%                  0.00%                  0.96%
     Special Situations                                       1.10%                  0.01%                  1.11%
     Mid-Cap Growth                                           0.91%                  0.00%                  0.91%
     Small Cap                                                0.96%                  0.00%                  0.96%
     Growth                                                   1.04%                  0.00%                  1.04%
     Real Estate                                              0.96%                  0.00%                  0.96%
     Hard Assets                                              0.96%                  0.00%                  0.96%
     Developing World                                         1.75%                  0.00%                  1.75%
     Emerging Markets                                         1.75%                  0.00%                  1.75%
   -----------------------------------------------------------------------------------------------------------------------

       (1) Fees decline as the total assets of certain combined portfolios increase. See the prospectus for the GCG Trust for more information.

       (2) Other expenses generally consist of independent trustees fees and certain expenses associated with investing in international markets. Other expenses are based on actual expenses for the year ended December 31, 1999, except for (i) portfolios that commenced operations in 2000; and (ii) newly formed portfolios where the charges have been estimated.

       (3) Total Expenses are based on actual expenses for the fiscal year ended December 31, 1999.

* To be updated by amendment.

ACC-EEB-108900                          4

THE PIMCO VARIABLE INSURANCE TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):*

   ------------------------------------------------------------------------------------
                                            MANAGEMENT        OTHER          TOTAL
      PORTFOLIO                               FEE(1)       EXPENSES(1)    EXPENSES(1)
   ------------------------------------------------------------------------------------
     PIMCO High Yield Bond                     0.25%          0.50%           0.75%
     PIMCO StocksPLUS Growth and Income        0.40%          0.25%           0.65%
   ------------------------------------------------------------------------------------

       (1) PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65% and 0.75% for the High Yield Bond and the StocksPLUS Growth and Income Portfolios, respectively, of average daily net assets. Without such reductions, total annual operating expenses for the fiscal year ended December 31, 1999 would have remained unchanged for both Portfolios. Under the Expense Limitation Agreement, PIMCO may recoup any such waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fees expressed are restated as of April 1, 2000.

ING VARIABLE INSURANCE TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):*

   ----------------------------------------------------------------------------------------------------------------
                                                                              OTHER             TOTAL EXPENSES
                                   MANAGEMENT        12B-1 FEE (3)          EXPENSES           AFTER FEE WAIVER
                                    FEE AFTER            AFTER            AFTER EXPENSE          AND EXPENSE
     PORTFOLIO                  FEE WAIVER(1) (2)      FEE WAIVER     REIMBURSEMENT(1) (2)   REIMBURSEMENT(1) (2)
   ----------------------------------------------------------------------------------------------------------------
     ING Global Brand Names           0.30%             0.15%                  0.78%                 1.23%
   ----------------------------------------------------------------------------------------------------------------

       (1) Since the portfolio had not commenced operations as of December 31, 1999, expenses as shown are based on estimates of the portfolio's operating expenses for the portfolio's first fiscal year.

       (2) ING Mutual Funds Management Co. LLC, the investment manager, has entered into an expense limitation contract with the portfolio, under which it will limit expenses of the portfolio as shown, excluding interest, taxes, brokerage, and extraordinary expenses through December 31, 2000. Fee waiver and/or reimbursements by the investment manager may vary in order to achieve such contractually obligated Total Expenses. Without this contract, and based on estimates for the fiscal year ending December 31, 2000, total expenses are estimated to be 2.03% for the portfolio.

       (3) Pursuant to a Plan of Distribution adopted by the portfolio under Rule 12b-1 under the Investment Company Act of 1940, as amended, the portfolio pays its distributor an annual fee of up to 0.25% of average daily net assets attributable to portfolio shares. The distribution fee may be used by the distributor for the purpose of financing any activity which is primarily intended to result in the sale of shares of the portfolio. For more information see the portfolio's Statement of Additional Information.

THE PRUDENTIAL SERIES FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):*

   ----------------------------------------------------------------------------------------------
                                   MANAGEMENT                          OTHER           TOTAL
     PORTFOLIO                         FEE        12B-1 FEE(1)      EXPENSES(2)     EXPENSES(2)
   ----------------------------------------------------------------------------------------------
     Prudential Jennison              0.60%           0.25%            0.18%           1.03%
     SP Jennison International
     Growth                           0.85%           0.25%            0.54%           1.64%
   ----------------------------------------------------------------------------------------------

       (1) The 12b-1 fees for the Prudential Jennison Portfolio and SP Jennison International Growth Portfolio are imposed to enable the portfolios to recover certain sales expenses, including compensation to broker-dealers, the cost of printing prospectuses for delivery to prospective investors and advertising costs for each portfolio. Over a long period of time, the total amount of 12b-1 fees paid may exceed the amount of sales charges imposed by the product.

* To be updated by amendment.

ACC-EEB-108900                          5

       (2) Since the Prudential Jennison Portfolio and SP Jennison International Portfolio had not commenced operations as of December 31, 1999, expenses as shown are based on estimates of the portfolio's operating expenses for the portfolio's first fiscal year.

The purpose of the foregoing tables is to help you understand the various costs and expenses that you will bear directly and indirectly. See the prospectuses of the GCG Trust, the PIMCO Variable Insurance Trust, the ING Variable Insurance Trust, and the Prudential Series Fund for additional information on management or advisory fees and in some cases on other portfolio expenses.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the examples below.

EXAMPLES:


The following four examples are designed to show you the expenses you would pay on a $1000 investment that earns 5% annually. Each example assumes election of the Max 7 Enhanced Death Benefit. The examples reflect the deduction of a mortality and expense risk charge, an asset-based administrative charge, and an annual contract administrative charge as an annual charge of 0.06% of assets (based on an average contract value of $70,000). Examples 1 and 2 also assume you elected the earnings enhancement benefit rider with a charge of 0.35% of the contract value annually. In addition, Examples 1 and 2 assume you elected an optional benefit rider with the highest charge 0.75% annually where the rider base is equal to the initial premium and increases by 7% annually and assume the rider charge is assessed each quarter on a base equal to the hypothetical $1,000 premium increasing at 7% per year. The annual charge of 0.75% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 0.75% represents an annual charge over the 10-year period which is equivalent to an increasing charge of 0.125% per quarter over the same period. Each example also assumes that any applicable expense reimbursements of underlying portfolio expenses will continue for the periods shown. If the Standard Death Benefit, the Annual Ratchet Enhanced Death Benefit, or the 7% Solution Enhanced Death Benefit is elected instead of the Max 7 Enhanced Death Benefit used in the examples, the actual expenses will be less than those represented in the examples.

Examples will be updated by amendment.


ACC-EEB-108900                          6

Example 1:


If you surrender your Contract at the end of the applicable time period and elected both the earnings enhancement benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:


      --------------------------------------------------------------------------------------------------------------
                                                  1 YEAR            3 YEARS          5 YEARS          10 YEARS
      --------------------------------------------------------------------------------------------------------------

        THE GCG TRUST
        Liquid Asset                                $33              $101              $171             $357
        Limited Maturity Bond                       $33              $101              $171             $358
        Global Fixed Income                         $43              $131              $219             $446
        Fully Managed                               $37              $113              $190             $393
        Total Return                                $36              $111              $187             $388
        Asset Allocation Growth                     $37              $114              $192             $397
        Equity Income                               $37              $112              $190             $392
        Investors                                   $37              $114              $192             $397
        Value Equity                                $37              $112              $190             $392
        Rising Dividends                            $37              $112              $190             $392
        Diversified Mid-Cap                         $37              $114              $192             $397
        Managed Global                              $40              $121              $203             $417
        Large Cap Value                             $37              $114              $192             $397
        All Cap                                     $37              $114              $192             $397
        Research                                    $36              $111              $187             $388
        Capital Appreciation                        $37              $112              $190             $392
        Growth and Income                           $38              $117              $197             $405
        Capital Growth                              $38              $115              $194             $400
        Strategic Equity                            $37              $112              $190             $392
        Special Situations                          $38              $117              $197             $405
        Mid-Cap Growth                              $36              $111              $187             $388
        Small Cap                                   $37              $112              $190             $392
        Growth                                      $38              $115              $193             $399
        Real Estate                                 $37              $112              $190             $392
        Hard Assets                                 $37              $112              $190             $392
        Developing World                            $45              $135              $226             $458
        Emerging Markets                            $45              $135              $226             $458

        THE PIMCO VARIABLE INSURANCE TRUST
        PIMCO High Yield Bond                       $35              $106              $180             $374
        PIMCO StocksPLUS
             Growth and Income                      $34              $103              $175             $365

        ING VARIABLE INSURANCE TRUST
        ING Global Brand Names                      $40              $120              $202             $416

        PRUDENTIAL SERIES FUND
        Prudential Jennison                         $38              $114              $193             $398
        SP Jennison International Growth            $44              $132              $221             $449
      --------------------------------------------------------------------------------------------------------------


ACC-EEB-108900                          7

Example 2:


If you do not surrender your Contract at the end of the applicable time period and elected both the earnings enhancement benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:


      --------------------------------------------------------------------------------------------------------------
                                                  1 YEAR            3 YEARS          5 YEARS          10 YEARS
      --------------------------------------------------------------------------------------------------------------

        THE GCG TRUST
        Liquid Asset                                $33              $101              $171             $357
        Limited Maturity Bond                       $33              $101              $171             $358
        Global Fixed Income                         $43              $131              $219             $446
        Fully Managed                               $37              $113              $190             $393
        Total Return                                $36              $111              $187             $388
        Asset Allocation Growth                     $37              $114              $192             $397
        Equity Income                               $37              $112              $190             $392
        Investors                                   $37              $114              $192             $397
        Value Equity                                $37              $112              $190             $392
        Rising Dividends                            $37              $112              $190             $392
        Diversified Mid-Cap                         $37              $114              $192             $397
        Managed Global                              $40              $121              $203             $417
        Large Cap Value                             $37              $114              $192             $397
        All Cap                                     $37              $114              $192             $397
        Research                                    $36              $111              $187             $388
        Capital Appreciation                        $37              $112              $190             $392
        Growth and Income                           $38              $117              $197             $405
        Capital Growth                              $38              $115              $194             $400
        Strategic Equity                            $37              $112              $190             $392
        Special Situations                          $38              $117              $197             $405
        Mid-Cap Growth                              $36              $111              $187             $388
        Small Cap                                   $37              $112              $190             $392
        Growth                                      $38              $115              $193             $399
        Real Estate                                 $37              $112              $190             $392
        Hard Assets                                 $37              $112              $190             $392
        Developing World                            $45              $135              $226             $458
        Emerging Markets                            $45              $135              $226             $458

        THE PIMCO VARIABLE INSURANCE TRUST
        PIMCO High Yield Bond                       $35              $106              $180             $374
        PIMCO StocksPLUS
             Growth and Income                      $34              $103              $175             $365

        ING VARIABLE INSURANCE TRUST
        ING Global Brand Names                      $40              $120              $202             $416

        PRUDENTIAL SERIES FUND
        Prudential Jennison                         $38              $114              $193             $398
        SP Jennison International Growth            $44              $132              $221             $449
      --------------------------------------------------------------------------------------------------------------


ACC-EEB-108900                          8

Example 3:


If you surrender your Contract at the end of the applicable time period and did not elect the earnings enhancement benefit rider or any other optional benefit rider, you would pay the following expenses for each $1,000 invested:


      --------------------------------------------------------------------------------------------------------------
                                                  1 YEAR            3 YEARS          5 YEARS          10 YEARS
      --------------------------------------------------------------------------------------------------------------

        THE GCG TRUST
        Liquid Asset                                $26              $ 78              $134             $286
        Limited Maturity Bond                       $26              $ 79              $135             $287
        Global Fixed Income                         $36              $109              $185             $383
        Fully Managed                               $30              $ 91              $154             $325
        Total Return                                $29              $ 89              $151             $319
        Asset Allocation Growth                     $30              $ 92              $156             $329
        Equity Income                               $30              $ 90              $154             $324
        Investors                                   $30              $ 92              $156             $329
        Value Equity                                $30              $ 90              $154             $324
        Rising Dividends                            $30              $ 90              $154             $324
        Diversified Mid-Cap                         $30              $ 92              $156             $329
        Managed Global                              $32              $ 99              $168             $351
        Large Cap Value                             $30              $ 92              $156             $329
        All Cap                                     $30              $ 92              $156             $329
        Research                                    $29              $ 89              $151             $319
        Capital Appreciation                        $30              $ 90              $154             $324
        Growth and Income                           $31              $ 95              $161             $338
        Capital Growth                              $30              $ 93              $158             $333
        Strategic Equity                            $30              $ 90              $154             $324
        Special Situations                          $31              $ 95              $161             $338
        Mid-Cap Growth                              $29              $ 89              $151             $319
        Small Cap                                   $30              $ 90              $154             $324
        Growth                                      $30              $ 93              $158             $332
        Real Estate                                 $30              $ 90              $154             $324
        Hard Assets                                 $30              $ 90              $154             $324
        Developing World                            $37              $113              $192             $396
        Emerging Markets                            $37              $113              $192             $396

        THE PIMCO VARIABLE INSURANCE TRUST
        PIMCO High Yield Bond                       $27              $ 84              $143             $304
        PIMCO StocksPLUS
             Growth and Income                      $26              $ 81              $139             $294

        ING VARIABLE INSURANCE TRUST
        ING Global Brand Names                      $32              $ 98              $167             $349

        PRUDENTIAL SERIES FUND
        Prudential Jennison                         $30              $ 92              $157             $331
        SP Jennison International Growth            $36              $110              $186             $386
      --------------------------------------------------------------------------------------------------------------


ACC-EEB-108900                          9

Example 4:


If you do not surrender your Contract at the end of the applicable time period and did not elect the earnings enhancement benefit rider or any other optional benefit rider, you would pay the following expenses for each $1,000 invested:


      --------------------------------------------------------------------------------------------------------------
                                                  1 YEAR            3 YEARS          5 YEARS          10 YEARS
      --------------------------------------------------------------------------------------------------------------

        THE GCG TRUST
        Liquid Asset                                $26              $ 78              $134             $286
        Limited Maturity Bond                       $26              $ 79              $135             $287
        Global Fixed Income                         $36              $109              $185             $383
        Fully Managed                               $30              $ 91              $154             $325
        Total Return                                $29              $ 89              $151             $319
        Asset Allocation Growth                     $30              $ 92              $156             $329
        Equity Income                               $30              $ 90              $154             $324
        Investors                                   $30              $ 92              $156             $329
        Value Equity                                $30              $ 90              $154             $324
        Rising Dividends                            $30              $ 90              $154             $324
        Diversified Mid-Cap                         $30              $ 92              $156             $329
        Managed Global                              $32              $ 99              $168             $351
        Large Cap Value                             $30              $ 92              $156             $329
        All Cap                                     $30              $ 92              $156             $329
        Research                                    $29              $ 89              $151             $319
        Capital Appreciation                        $30              $ 90              $154             $324
        Growth and Income                           $31              $ 95              $161             $338
        Capital Growth                              $30              $ 93              $158             $333
        Strategic Equity                            $30              $ 90              $154             $324
        Special Situations                          $31              $ 95              $161             $338
        Mid-Cap Growth                              $29              $ 89              $151             $319
        Small Cap                                   $30              $ 90              $154             $324
        Growth                                      $30              $ 93              $158             $332
        Real Estate                                 $30              $ 90              $154             $324
        Hard Assets                                 $30              $ 90              $154             $324
        Developing World                            $37              $113              $192             $396
        Emerging Markets                            $37              $113              $192             $396

        THE PIMCO VARIABLE INSURANCE TRUST
        PIMCO High Yield Bond                       $27              $ 84              $143             $304
        PIMCO StocksPLUS
             Growth and Income                      $26              $ 81              $139             $294

        ING VARIABLE INSURANCE TRUST
        ING Global Brand Names                      $32              $ 98              $167             $349

        PRUDENTIAL SERIES FUND
        Prudential Jennison                         $30              $ 92              $157             $331
        SP Jennison International Growth            $36              $110              $186             $386
      --------------------------------------------------------------------------------------------------------------


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

ACC-EEB-108900                          10

-------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

ACCUMULATION UNIT

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

THE NET INVESTMENT FACTOR

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

        1) We take the net asset value of the subaccount at the end of each business day.

        2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

        3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

        4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.

CONDENSED FINANCIAL INFORMATION

Tables containing (i) the accumulation unit value history of each subaccount of Golden American Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A --Condensed Financial Information.

FINANCIAL STATEMENTS

The audited financial statements of Separate Account B for the year ended December 31, 1999 are included in the Statement of Additional Information. The unaudited consolidated financial statements of Golden American for the nine months ended September 30, 2000 and audited consolidated financial statements of Golden American for the years ended December 31, 1999, 1998 and 1997 are included in this prospectus. To be updated by amendment.

PERFORMANCE INFORMATION

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Asset subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges. Quotations of average annual return for the Managed Global subaccount take into account the period before September 3, 1996, during which it was maintained as a subaccount of Golden

ACC-EEB-108900                          11

American Separate Account D. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Asset subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Asset subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender and the selection of the Max 7 Enhanced Death Benefit and the MGIB optional benefit rider.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

-------------------------------------------------------------------------------
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------

Golden American Life Insurance Company is a Delaware stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. Golden American is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"). Equitable of Iowa is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. Golden American is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. In May 1996, Golden American established a subsidiary, First Golden American Life Insurance Company of New York, which is authorized to sell annuities in New York and Delaware. Golden American's consolidated financial statements appear in this prospectus.

Equitable of Iowa is the holding company for Golden American, Directed Services, Inc., the investment manager of the GCG Trust and the distributor of the Contracts, and other interests. Equitable of Iowa and another ING affiliate own ING Investment Management, LLC, a portfolio manager of the GCG Trust. ING also owns Baring International Investment Limited, another portfolio manager of the GCG Trust and ING Investment Management Advisors B.V., a portfolio manager of the ING Variable Insurance Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

ACC-EEB-108900                          12

-------------------------------------------------------------------------------
                                   THE TRUSTS
-------------------------------------------------------------------------------

The GCG Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity and variable life insurance policies offered by Golden American and other affiliated insurance companies. The GCG Trust may also sell its shares to separate accounts of insurance companies not affiliated with Golden American. Pending SEC approval, shares of the GCG Trust may also be sold to certain qualified pension and retirement plans. The address of the GCG Trust is 1475 Dunwoody Drive, West Chester, PA 19380.

The PIMCO Variable Insurance Trust is also a mutual fund whose shares are available to separate accounts of insurance companies, including Golden American, for both variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The address of the PIMCO Variable Insurance Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

ING Variable Insurance Trust is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American. Pending SEC approval, shares of ING Variable Insurance Trust may also be sold to variable annuity and variable life insurance policies offered by other insurance companies, both affiliated and unaffiliated with Golden American. The address of ING Variable Insurance Trust is 1475 Dunwoody Drive, West Chester, PA 19380.

The Prudential Series Fund, Inc. is also a mutual fund whose shares are available to separate accounts funding variable annuity and variable life insurance polices offered by The Prudential Insurance Company of America, its affiliated insurers and other life insurance companies not affiliated with Prudential, including Golden American. The address of the Prudential Series Fund is 751 Broad Street, Newark, NJ 07102.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees of the GCG Trust and the PIMCO Variable Insurance Trust, and the ING Variable Insurance Trust, the Board of Directors of the Prudential Series Fund, and the management of Directed Services, Inc., Pacific Investment Management Company, ING Mutual Funds Management Co. LLC, Prudential Insurance Company of America, and any other insurance companies participating in the Trusts will monitor events to identify and resolve any material conflicts that may arise.

YOU WILL FIND COMPLETE INFORMATION ABOUT THE GCG TRUST, THE PIMCO VARIABLE INSURANCE TRUST, ING VARIABLE INSURANCE TRUST, AND THE PRUDENTIAL SERIES FUND IN THE ACCOMPANYING PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THEM CAREFULLY BEFORE INVESTING.

-------------------------------------------------------------------------------
                       GOLDEN AMERICAN SEPARATE ACCOUNT B
-------------------------------------------------------------------------------

Golden American Separate Account B ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of the GCG Trust, the PIMCO Variable Insurance Trust, the ING Variable Insurance Trust or the Prudential Series Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

ACC-EEB-108900                          13

We currently offer other variable annuity contracts that invest in Separate Account B but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

-------------------------------------------------------------------------------
                            THE INVESTMENT PORTFOLIOS
-------------------------------------------------------------------------------

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios listed in the section below. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE INVESTMENT PORTFOLIOS, AND YOU MAY LOSE YOUR PRINCIPAL.


INVESTMENT OBJECTIVES*


The investment objective of each investment portfolio is set forth below. You should understand that there is no guarantee that any portfolio will meet its investment objectives. Meeting objectives depends on various factors, including, in certain cases, how well the portfolio managers anticipate changing economic and market conditions. Separate Account B also has other subaccounts investing in other portfolios which are not available to the Contract described in this prospectus. YOU CAN FIND MORE DETAILED INFORMATION ABOUT THE INVESTMENT PORTFOLIOS IN THE PROSPECTUSES FOR THE GCG TRUST, THE PIMCO VARIABLE INSURANCE TRUST, ING VARIABLE INSURANCE TRUST AND THE PRUDENTIAL SERIES FUND. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

   THE GCG TRUST
   Liquid Asset         Seeks high level of current income
                        consistent with the preservation of capital
                        and liquidity.
                        Invests primarily in obligations of the
                        U.S. Government and its agencies and
                        instrumentalities, bank obligations,
                        commercial paper and short-term corporate
                        debt securities.  All securities will
                        mature in less than one year.
                        --------------------------------------------------------
   Limited Maturity     Seeks highest current income consistent
   Bond                 with low risk to principal and liquidity.
                        Also seeks to enhance its total return
                        through capital appreciation when market
                        factors, such as falling interest rates and
                        rising bond prices, indicate that capital
                        appreciation may be available without
                        significant risk to principal.
                        Invests primarily in diversified limited
                        maturity debt securities with average
                        maturity dates of five years or shorter and
                        in no cases more than seven years.
                        --------------------------------------------------------
   Global Fixed Income  Seeks high total return.
                        Invests primarily in high-grade fixed
                        income securities, both foreign and
                        domestic.
                        --------------------------------------------------------
  Fully Managed         Seeks, over the long term, a high total
                        investment return consistent with the
                        preservation of capital and with prudent
                        investment risk.
                        Invests primarily in the common stocks of
                        established companies believed by the
                        portfolio manager to have above-average
                        potential for capital growth.
                        --------------------------------------------------------

ACC-EEB-108900                          13

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   Total Return         Seeks above-average income (compared to a
                        portfolio entirely invested in equity
                        securities) consistent with the prudent
                        employment of capital. Growth of capital
                        and income is a secondary goal.
                        Invests primarily in a combination of
                        equity and fixed income securities.
                        --------------------------------------------------------
   Asset Allocation     Seeks to maximize total return over the
   Growth               long-term by allocating assets among
                        stocks, bonds, short-term instruments and
                        other investments.
                        Allocates investments primarily in a
                        neutral mix over time of 70% of its assets
                        in stocks, 25% of its assets in bonds, and
                        5% of its assets in short-term and money
                        market investments.
                        --------------------------------------------------------
   Equity Income        Seeks substantial dividend income as well
                        as long-term growth of capital.
                        Invests primarily in common stocks of well-
                        established companies paying above-average
                        dividends.
                        --------------------------------------------------------
   Investors            Seeks long-term growth of capital.  Current
                        income is a secondary objective.
                        Invests primarily in equity securities of
                        U.S. companies and to a lesser degree, debt
                        securities.
                        --------------------------------------------------------
   Value Equity         Seeks capital appreciation.  Dividend
                        income is a secondary objective.
                        Invests primarily in common stocks of
                        domestic and foreign issuers which meet
                        quantitative standards relating to
                        financial soundness and high intrinsic
                        value relative to price.
                        --------------------------------------------------------
   Rising Dividends     Seeks capital appreciation.  A secondary
                        objective is dividend income.
                        Invests in equity securities that meet the
                        following quality criteria: regular
                        dividend increases; 35% of earnings
                        reinvested annually; and a credit rating of
                        "A" to "AAA."
                        --------------------------------------------------------
   Diversified Mid-Cap  Seeks long-term growth of capital..
                        Normally invests at least 65% of its total
                        assets in common stocks of companies with
                        medium market capitalizations.
                        --------------------------------------------------------
   Managed Global       Seeks capital appreciation. Current income
                        is only an incidental consideration.
                        Invests primarily in common stocks traded
                        in securities markets throughout the world.
                        --------------------------------------------------------
   Large Cap Value      Seeks long-term growth of capital and
                        income.
                        Invests primarily in equity and equity-
                        related securities of companies with market
                        capitalization greater than $1 billion.
                        --------------------------------------------------------
   All Cap              Seeks capital appreciation through
                        investment in securities which the
                        portfolio manager believes have above-
                        average capital appreciation potential.
                        Invests primarily in equity securities of
                        U.S. companies of any size.
                        --------------------------------------------------------
   Research             Seeks long-term growth of capital and
                        future income.
                        Invests primarily in common stocks or
                        securities convertible into common stocks
                        of companies believed to have better than
                        average prospects for long-term growth.
                        --------------------------------------------------------

ACC-EEB-108900                          14

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   Capital              Seeks long-term capital growth.
   Appreciation         Invests primarily in equity securities
                        believed by the portfolio manager to be
                        undervalued.
                        --------------------------------------------------------
   Growth and Income    Seeks long-term capital growth and current
                        income.
                        Normally invests up to 75% of its assets in
                        equity securities selected primarily for
                        their growth potential and at least 25% of
                        its assets in securities the portfolio
                        manager believes have income potential.
                        --------------------------------------------------------
   Capital Growth       Seeks long-term total return.
                        Invests primarily in common stocks of
                        companies where the potential for change
                        (earnings acceleration) is significant.
                        --------------------------------------------------------
   Strategic Equity     Seeks capital appreciation.
                        Invests primarily in common stocks of
                        medium- and small-sized companies.
                        --------------------------------------------------------
   Special Situations   Seeks capital appreciation.
                        Invests primarily in common stocks selected
                        for their capital appreciation potential.
                        The Portfolio emphasizes "special
                        situation" companies that the portfolio
                        manager believes have been overlooked or
                        undervalued by other investors.
                        --------------------------------------------------------
   Mid-Cap Growth       Seeks long-term growth of capital.
                        Invests primarily in equity securities of
                        companies with medium market capitalization
                        which the portfolio manager believes have
                        above-average growth potential.
                        --------------------------------------------------------
   Small Cap            Seeks long-term capital appreciation.
                        Invests primarily in equity securities of
                        companies that have a total market
                        capitalization within the range of
                        companies in the Russell 2000 Growth Index
                        or the Standard & Poor's Small-Cap 600
                        Index.
                        --------------------------------------------------------
   Growth               Seeks capital appreciation.
                        Invests primarily in common stocks of
                        growth companies that have favorable
                        relationships between price/earnings ratios
                        and growth rates in sectors offering the
                        potential for above-average returns.
                        --------------------------------------------------------
   Real Estate          Seeks capital appreciation.  Current income
                        is a secondary objective.
                        Invests primarily in publicly traded real
                        estate equity securities.
                        --------------------------------------------------------
   Hard Assets          Seeks long-term capital appreciation.
                        Invests primarily in hard asset securities.
                        Hard asset companies produce a commodity
                        which the portfolio manager is able to
                        price on a daily or weekly basis.
                        --------------------------------------------------------
   Developing World     Seeks capital appreciation.
                        Invests primarily in equity securities of
                        companies in developing or emerging
                        countries.
                        --------------------------------------------------------

ACC-EEB-108900                          16

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   Emerging Markets     Seeks long-term capital appreciation.
                        Invests primarily in equity securities of
                        companies in at least six different
                        emerging market countries.
                        --------------------------------------------------------

   THE PIMCO VARIABLE INSURANCE TRUST
   PIMCO High Yield     Seeks to maximize total return, consistent
   Bond                 with preservation of capital and prudent
                        investment management.

                        Invests at least 65% of its assets in a
                        diversified portfolio of junk bonds rated
                        at least B by Moody's Investor Services,
                        Inc. or Standard & Poor's or, if unrated,
                        determined by the portfolio manager to be
                        of comparable quality.
                        --------------------------------------------------------

   PIMCO StocksPLUS     Seeks to achieve a total return which
    Growth and Income   exceeds the total return performance of the
                        S&P 500.

                        Invests primarily in common stocks,
                        options, futures, options on futures and
                        swaps.
                        --------------------------------------------------------

   ING VARIABLE INSURANCE TRUST
   ING Global Brand     Seeks to provide investors with long-term
    Names Fund          capital appreciation.

                        Invests at least 65% of its total assets in
                        equity securities of companies that have a
                        well recognized franchise, a global
                        presence and derive most of their revenues
                        from sales of consumer goods.
                        --------------------------------------------------------

   THE PRUDENTIAL SERIES FUND
   Prudential Jennison  Seeks long-term growth of capital.

                        Invests primarily in companies that have
                        shown growth in earnings and sales, high
                        return on equity and assets or other strong
                        financial data and are also attractively
                        valued in the opinion of the manager.
                        Dividend income from investments will be
                        incidental.
                        --------------------------------------------------------
   SP Jennison          Seeks long-term growth of capital.
   International Growth
                        Invests primarily in equity-related
                        securities of issuers located in at least
                        five different foreign countries.
                        --------------------------------------------------------


* To be updated by amendment.


INVESTMENT MANAGEMENT FEES*

Directed Services, Inc. serves as the overall manager to each portfolio of the GCG Trust. The GCG Trust pays Directed Services a monthly fee for its investment advisory and management services. The monthly fee is based on the average daily net assets of an investment portfolio, and in some cases, the combined total assets of certain grouped portfolios. Directed Services provides or procures, at its own expense, the services necessary for the operation of the portfolios, including retaining portfolio managers to manage the assets of the various portfolios. Directed Services, based on the annual rates of the average daily net assets of a portfolio (and not the GCG Trust) pays each portfolio manager a monthly fee for managing the assets of a portfolio, based on the annual rates of the average daily net assets of the various portfolios. For a list of the portfolio managers, see the front cover of this prospectus. Directed Services does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

Pacific Investment Management Company ("PIMCO") serves as investment advisor to each portfolio of the PIMCO Variable Insurance Trust. PIMCO provides the overall business management and administrative

ACC-EEB-108900                          17
services necessary for each portfolio's
operation. PIMCO provides or procures, at its own expense, the services and information necessary for the proper conduct of business and ordinary operation of each portfolio. The PIMCO Variable Insurance Trust pays PIMCO a monthly advisory fee and a separate monthly administrative fee per year each fee, based on the average daily net assets of each of the investment portfolios, for managing the assets of the portfolios and for administering the PIMCO Variable Insurance Trust. PIMCO does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expense of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

ING Mutual Funds Management Co. LLC ("ING MFMC") serves as the overall manager of ING Variable Insurance Trust. ING MFMC supervises all aspects of the Trust's operations and provides investment advisory services to the portfolios of the Trust, including engaging portfolio managers, as well as monitoring and evaluating the management of the assets of each portfolio by its portfolio manager. ING MFMC, as well as each portfolio manager it engages, is a wholly owned indirect subsidiary of ING Groep N.V.

The Prudential Insurance Company of America ("Prudential") and its subsidiary, Prudential Investments Fund Management LLC ("PIFM") serve as the overall investment advisers to the Prudential Series Fund. Prudential and PIFM are responsible for the management of the Prudential Series Fund and provide investment advice and related services. For the Prudential Jennison Portfolio and SP Jennison International Growth Portfolio, Prudential and PIFM engage Jennison Associates LLC to serve as sub-adviser and to provide day-to-day management. Prudential and PIFM pay the sub-adviser out of the fee they receive from the Prudential Series Fund.

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, three portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. For 1999, total portfolio fees and charges ranged from 0.56% to 1.75%. See "Fees and Expenses" in this prospectus.

We may receive compensation from the investment advisors, administrators and distributors or directly from the portfolios in connection with administrative, distribution or other services and cost savings attributable to our services. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. The compensation paid by advisors, administrators or distributors may vary.

YOU CAN FIND MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO INCLUDING ITS MANAGEMENT FEES IN THE PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.

* To be updated by amendment.

RESTRICTED FUNDS

We may designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may establish any such limitation, at our discretion, as a percentage of premium or contract value or as a specified dollar amount and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. We may, with 30 days notice to you, designate any investment portfolio as a Restricted Fund or change the limitations on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. If a change is made with regard to designation as a Restricted Fund or applicable limitations, such change will apply only to transactions effected after such change. We limit your investment in the Restricted Funds on both an aggregate basis for all Restricted Funds and for each individual Restricted Fund. The aggregate limits for investment in all Restricted Funds are expressed as a percentage of contract value, percentage of premium and maximum dollar amount. Currently, your investment in two or more Restricted Funds would be subject to each of the following three limitations: no more than 30 percent of contract value, up to 100 percent of each premium and no more than $999,999,999. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We also limit your investment in each individual Restricted Fund. The limits for investment in each Restricted Fund are expressed as a percentage of contract value, percentage of premium and maximum

ACC-EEB-108900                          18
dollar amount. Currently, the limits
for investment in an individual Restricted Fund are the same as the aggregate limits set forth above. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Fund has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Fund. However, if an aggregate limit has been exceeded, withdrawals must be taken either from the Restricted Funds or taken pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds to the extent that it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in Restricted Funds, the reallocation will be permitted even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see "Withdrawals" and "Transfers Among Your Investments" in this prospectus for more information on the effect of Restricted Funds.

-------------------------------------------------------------------------------
                          THE FIXED INTEREST ALLOCATION
-------------------------------------------------------------------------------

You may allocate premium payments and transfer your contract value to the guaranteed interest periods of our Fixed Account at any time during the accumulation period. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We currently offer guaranteed interest periods of 1, 3, 5, 7 and 10 years, although we may not offer all these periods in the future. You may select one or more guaranteed interest periods at any one time. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal if we apply a Market Value Adjustment.

Assets supporting amounts allocated to the Fixed Account are available to fund the claims of all classes of our customer, contract owners and other creditors. Interests under your Contract relating to the Fixed Account are registered under the Securities Act of 1933, but the Fixed Account is not registered under the 1940 Act.

SELECTING A GUARANTEED INTEREST PERIOD

You may select one or more Fixed Interest Allocations with specified guaranteed interest periods. A guaranteed interest period is the period that a rate of interest is guaranteed to be credited to your Fixed Interest Allocation. We may at any time decrease or increase the number of guaranteed interest periods offered. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. For more information on DCA Fixed Interest Allocations, see "Transfers Among Your Investments--Dollar Cost Averaging."

ACC-EEB-108900                          19

Your contract value in the Fixed Account is the sum of your Fixed
Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of contract value. We will credit interest daily at a rate which yields the quoted guaranteed interest rate.

GUARANTEED INTEREST RATES

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. To find out the current guaranteed interest rate for a guaranteed interest period you are interested in, please contact our Customer Service Center or your registered representative. The determination may be influenced by the interest rates on fixed income investments in which we may invest with the amounts we receive under the Contracts. We will invest these amounts primarily in investment-grade fixed income securities (i.e., rated by Standard & Poor's rating system to be suitable for prudent investors) although we are not obligated to invest according to any particular strategy, except as may be required by applicable law. You will have no direct or indirect interest in these investments. We will also consider other factors in determining the guaranteed interest rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates but no Fixed Interest Allocation will ever have a guaranteed interest rate of less than 3% per year.

We may from time to time at our discretion offer interest rate specials for new premiums that are higher than the current base interest rate then offered. Renewal rates for such rate specials will be based on the base interest rate and not on the special rates initially declared.

TRANSFERS FROM A FIXED INTEREST ALLOCATION

You may transfer your contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of Separate Account B. We will transfer amounts from your Fixed Interest Allocations starting with the guaranteed interest period nearest its maturity date, until we have honored your transfer request.

The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. If a transfer request would reduce the contract value remaining in a Fixed Interest Allocation to less than $100, we will treat such transfer request as a request to transfer the entire contract value in such Fixed Interest Allocation. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, cancelling dollar cost averaging will cause a transfer of the entire contract value in such Fixed Interest Allocation to the Liquid Asset subaccount, and such a transfer will be subject to a Market Value Adjustment.

On the maturity date of a guaranteed interest period, you may transfer amounts from the applicable Fixed Interest Allocation to the subaccounts and/or to new Fixed Interest Allocations with guaranteed interest periods of any length we are offering at that time. You may not, however, transfer amounts to any Fixed Interest Allocation with a guaranteed interest period that extends beyond the annuity start date.

At least 30 calendar days before a maturity date of any of your Fixed Interest Allocations, or earlier if required by state law, we will send you a notice of the guaranteed interest periods that are available. You must notify us which subaccounts or new guaranteed interest periods you have selected before the maturity date of your Fixed Interest Allocations. If we do not receive timely instructions from you, we will transfer the contract value in the maturing Fixed Interest Allocation to a new Fixed Interest Allocation with a guaranteed interest period that is the same as the expiring guaranteed interest period. If such guaranteed interest period is not available or would go beyond the annuity start date, we will transfer your contract value in the maturing Fixed Interest Allocation to the next shortest guaranteed interest period which does not go beyond the annuity start date. If no such guaranteed interest period is available, we will transfer the contract value to a subaccount specially designated by the Company for such purpose. Currently we use the Liquid Asset subaccount for such purpose.

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Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders".


WITHDRAWALS FROM A FIXED INTEREST ALLOCATION

During the accumulation phase, you may withdraw a portion of your contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. Systematic withdrawals from a Fixed Interest Allocation are not permitted if such Fixed Interest Allocation is currently participating in the dollar cost averaging program. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

If you tell us the Fixed Interest Allocation from which your withdrawal will be made, we will assess the withdrawal against that Fixed Interest Allocation. If you do not, we will assess your withdrawal against the subaccounts in which you are invested, unless the withdrawal exceeds the contract value in the subaccounts. If there is no contract value in those subaccounts, we will deduct your withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request.

Please be aware that the benefit we pay under any of the optional riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See "Optional Riders."

MARKET VALUE ADJUSTMENT

A Market Value Adjustment may decrease, increase or have no effect on your contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

We determine the Market Value Adjustment by multiplying the amount you withdraw, transfer or apply to an income plan by the following factor:

                                            N/365
                         ((1+I)/(1+J+.0025))      -1

Where,

      o "I" is the Index Rate for a Fixed Interest Allocation on the first day of the guaranteed interest period;

      o "J" is the Index Rate for a new Fixed Interest Allocation with a guaranteed interest period equal to the time remaining (rounded up to the next full year except in Pennsylvania) in the guaranteed interest period; and

      o "N" is the remaining number of days in the guaranteed interest period at the time of calculation.

The Index Rate is the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for a period equal to the applicable guaranteed interest period. The average currently is based on the period starting from the 22nd day of the calendar month two months prior to the month of the Index Rate determination and ending the 21st day of the calendar month immediately before the month of determination. We currently calculate the Index Rate once each calendar month but have the right to calculate it more frequently. The Index Rate will always be based on a period of at least 28 days. If the Ask

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Yields are no longer available, we will determine the Index Rate by using a suitable and approved, if required, replacement method.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

Several examples which illustrate how the Market Value Adjustment works are included in Appendix B.

-------------------------------------------------------------------------------
                                  SPECIAL FUNDS
-------------------------------------------------------------------------------

We use the term Special Funds in the discussion of the enhanced death benefit options and the optional riders. The Special Funds currently include the Liquid Asset subaccount, Limited Maturity Bond subaccount and the Fixed Interest Allocations. The Company may, at any time, designate new and/or existing subaccounts as a Special Fund with 30 days notice with respect to new premiums added or transfers to such subaccounts. Such subaccounts will include those that, due to their volatility, are excluded from the death benefit and living benefit guarantees that may otherwise be provided. Allocations to Special Funds will not affect the death benefit that may be available under the earnings enhancement benefit rider.


-------------------------------------------------------------------------------
                              THE ANNUITY CONTRACT
-------------------------------------------------------------------------------

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the GCG Trust, the PIMCO Variable Insurance Trust, the ING Variable Insurance Trust and the Prudential Series Fund through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account.

CONTRACT DATE AND CONTRACT YEAR

The date the Contract became effective is the contract date. Each 12- month period following the contract date is a contract year.

ANNUITY START DATE

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER

You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

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

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, this will be treated as a change of contract owner for determining the death benefit. If no beneficial owner of the Trust has been designated, the availability of enhanced death benefits will be based on the age of the annuitant at the time you purchase the Contract.


     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The earnings enhancement benefit rider is not available when there are joint owners.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected an enhanced death benefit, and you add a joint owner, if the older joint owner is attained age 85 or under, the enhanced death benefit from the date of change will end, and the Standard Death Benefit will apply. For all death benefit options, if the older joint owner's attained age is 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings enhancement benefit rider, it will terminate if a joint owner is added. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit or the earnings enhancement benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.


ANNUITANT

The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the
annuity benefits of the Contract if the annuitant is living on the annuity start date. If the annuitant dies before the annuity start date and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

If there is no contingent annuitant when the annuitant dies before the annuity start date, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If there is no contingent annuitant when the annuitant dies before the annuity start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax advisor for more information if you are not an individual.

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

BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who becomes the successor contract owner if the contract owner (or the annuitant if the contract owner is other than an individual) dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary
dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

You have the right to
change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.


     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit applied to the contract, the amount of the earnings enhancement benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner's age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.

If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For the enhanced death benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to 85, the enhanced death benefit will end, and the death benefit will become the Standard Death Benefit. For all death benefit options, if the new owner's attained age is 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits.

If you have elected the earnings enhancement benefit rider, and the new owner is under age 76, the rider will continue. The benefit and charge will be adjusted to reflect the attained age of the new owner as the issue age. The Maximum Base and Benefit Base percentages in effect on the original rider date will be used to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings enhancement benefit rider, the new owner may not add the rider upon the change of ownership.

If you have elected another optional rider, the rider will terminate upon a change of ownership.


You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

A change of owner may have tax consequences.

PURCHASE AND AVAILABILITY OF THE CONTRACT

We will issue a Contract only if both the annuitant and the contract owner are not older than age 90.

The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of at least $500 or more ($250 for qualified Contracts) at any time after the free look period before you turn age
85. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

ACC-EEB-108900                          24

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Fees and Expenses" in this prospectus.

CREDITING OF PREMIUM PAYMENTS

We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. Subsequent premium payments will be processed within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed.

We will allocate your initial payment
according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments, the payment will be credited at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts and/or Fixed Interest Allocation specified by you within 2 business days.

We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, the payment will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance. If your premium payment was transmitted by wire order from your broker-dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker-dealer.

        (1) If either your state or broker-dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid, in which case we will comply.

        (2) If your state and broker-dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you, or your representative, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement Statement, neither you nor the broker-dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Liquid

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

Asset
subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

ADMINISTRATIVE PROCEDURES

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements.

CONTRACT VALUE

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (a) the contract value in the Fixed Interest Allocations, and (b) the contract value in each subaccount in which you are invested.

     CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees, and premium taxes.

     CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount). On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

        (1) We take the contract value in the subaccount at the end of the preceding business day.

        (2) We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.

        (3)  We add (1) and (2).

        (4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

        (5) We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we adjust for any Market Value Adjustment, then we deduct any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

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

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE

You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of all paperwork required in order for us to process your surrender. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Asset subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

THE SUBACCOUNTS

Each of the 32 subaccounts of Separate Account B offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account B invests in a corresponding portfolio of the GCG Trust, a corresponding portfolio of the PIMCO Variable Insurance Trust, a corresponding portfolio of the ING Variable Insurance Trust or a corresponding portfolio of the Prudential Series Fund.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals, or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. We also reserve the right to: (i) deregister Separate Account B under the 1940 Act; (ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts. We will, of course, provide you with written notice before any of these changes are effected.

THE FIXED ACCOUNT

The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See "The Fixed Interest Allocations" for more information.

OPTIONAL RIDERS

Subject to state availability, you may elect one of the three optional benefit riders discussed below. You may not add more than one of these three riders to your Contract. There is a separate charge for each rider. Once elected, the riders generally may not be cancelled. This means once you add the rider, you may not remove it, and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees -- Optional Rider Charges" for information on rider charges.

The following describes the optional riders for contract owners purchasing Contracts on or after January 1, 2001. If you purchased your Contract prior to that date, please see Appendix E for a description of the calculation of the optional rider benefits applicable under your Contract.

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

THE OPTIONAL RIDERS MAY NOT BE AVAILABLE FOR ALL INVESTORS. YOU SHOULD ANALYZE EACH RIDER THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE YOU SELECT ANY. THE OPTIONAL RIDERS DO NOT GUARANTEE ANY RETURN OF PRINCIPAL OR PREMIUM PAYMENTS AND DO NOT GUARANTEE PERFORMANCE OF ANY SPECIFIC INVESTMENT PORTFOLIO UNDER THE CONTRACT. YOU SHOULD CONSULT A QUALIFIED FINANCIAL ADVISER IN EVALUATING THE RIDERS.

The optional riders may not be approved in all states. Check with our Customer Service Center for availability in your state. The telephone number is (800) 366-0066.


RIDER DATE. We use the term rider date in the discussion of the optional benefit riders below. The rider date is the date an optional benefit rider becomes effective. The rider date is also the contract date if the rider was purchased at the time the Contract is issued.

NO CANCELLATION. Once you purchase a rider, the rider may not be cancelled, unless you cancel the Contract during the Contract's free look period, surrender, annuitize, or otherwise terminate the Contract which automatically cancels any attached rider. Once the Contract continues beyond the free look period, you may not at any time cancel the rider, except with respect to a one-time right to cancel the twenty-year option of the Minimum Guaranteed Accumulation Benefit rider under specified conditions. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

TERMINATION. The optional riders are "living benefits." This means that the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate (and all benefits under the rider will cease) if you annuitize, surrender or otherwise terminate your Contract or die (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract, during the accumulation phase. The optional rider will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with the applicable rider.

MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB) RIDER. The MGAB rider is an optional benefit which provides you with an MGAB benefit intended to guarantee a minimum contract value at the end of a specified waiting period. The MGAB is a one-time adjustment to your contract value in the event your contract value on the MGAB Benefit Date is less than the MGAB Base. The MGAB rider may offer you protection in the event your Contract loses value during the MGAB waiting period. For discussion of the charges we deduct under the MGAB rider, see "Optional Rider Changes".

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Special Funds, guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro-rata for withdrawals. Transfers made within 3 years prior to the MGAB Benefit Date will also reduce the benefit pro-rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro-rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Benefit Date. If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special Funds, may prevent the MGAB Base from doubling over the waiting period. On the MGAB Benefit Date, which is the next business day after the applicable waiting period, we calculate your Minimum Guaranteed Accumulation Benefit.

     CALCULATING THE MGAB.  We calculate your MGAB as follows:

        1. WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

             The MGAB Base is tracked separately for Special and Non-Special Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals

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             and
             transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Benefit Date. THE AGGREGATE MGAB BASE EQUALS THE SUM OF (1) THE LESSER OF THE MGAB BASE ALLOCATED TO SPECIAL FUNDS AND THE CONTRACT VALUE IN THE SPECIAL FUNDS; AND (2) THE MGAB BASE FOR NON-SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGAB BENEFIT.

             If you purchased the MGAB rider on the contract date, and

               (i) elected the ten-year option, your MGAB Base for Special and Non-Special Funds is equal to your initial premium plus any additional premium added to your Contract during the 2-year period after your rider date, reduced pro-rata for any withdrawals and reduced for any transfers made within 3 years prior to the MGAB Benefit Date; or

               (ii) elected the twenty-year option your MGAB Base for Special and Non-Special Funds is equal to your initial premium, plus any additional premium added to your Contract during the 2-year period after your contract date, accumulated at the MGAB Rate reduced pro-rata for any withdrawals and reduced for any transfers made within 3 years prior to the MGAB Benefit Date. The MGAB Rate is the annual effective rate of 3.5265%. Accumulation of eligible additional premiums starts on the date the premium was received. Net transfers from Special Funds to Non-Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Special Funds on a pro-rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Non-Special Funds equal to the lesser of the reduction in the MGAB Base for Special Funds and the net contract value transferred. Net transfers from Non-Special Funds to Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Non-Special Funds on a pro-rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Special Funds equal to the reduction in the MGAB Base for Non-Special Funds.

                  If you purchased the MGAB rider after the contract date, your MGAB Base is equal to your contract value on the rider date, plus premiums added during the 2-year period after your rider date. Withdrawals taken while the MGAB rider is in effect, as well as transfers made within 3 years prior to the MGAB Benefit Date, will reduce the value of your MGAB Base pro-rata. This means that the MGAB Base (and the MGAB Charge Base) will be reduced by the same percent as the percent of contract value that was withdrawn (or transferred). We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

                  ONLY PREMIUMS ADDED TO YOUR CONTRACT DURING THE 2-YEAR PERIOD AFTER YOUR RIDER DATE ARE INCLUDED IN THE MGAB BASE. ANY ADDITIONAL PREMIUM PAYMENTS YOU ADDED TO YOUR CONTRACT AFTER THE SECOND RIDER ANNIVERSARY ARE NOT INCLUDED IN THE MGAB BASE. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

        2. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM YOUR AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

        3. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it to the subaccounts in which you are invested pro-rata based on the proportions of your then contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Asset subaccount on your behalf. After the crediting of the

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             MGAB, the amount of your annuity income,
             cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

     PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the rider date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

     THE MGAB BENEFIT DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Benefit Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Benefit Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Benefit Date would fall beyond the latest annuity start date.

     CANCELLATION. If you elected the twenty-year option, you have a one- time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If the MGAB rider is terminated before the MGAB Benefit Date, you will not be credited with the MGAB and we assess the pro-rata portion of the MGAB rider changes for the current quarter.

     NOTIFICATION. Any crediting of the MGAB will be reported in your first quarterly statement following the MGAB Benefit Date.

MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to the Special Funds, the MGIB Rate, the adjustment for Special Fund transfers, and any withdrawals you take while the rider is in effect. For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges." Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the minimum amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

             (i) your annuity income based on your contract value adjusted for any Market Value Adjustment on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

             (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

             (iii)the MGIB annuity income based on your MGIB Base on the MGIB
                  Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Base for any premium tax recovery and Market Value Adjustment that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period

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

before you can annuitize
the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

        1.   WE FIRST  DETERMINE YOUR MGIB BENEFIT BASE.  The MGIB Benefit
             Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or MGIB Benefit Base Maximum.

             The MGIB Benefit Base is tracked separately for Special and Non-Special Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the sum of (1) the contract value of Special Funds, and (2) the MGIB Benefit Base for Non-Special Funds. Thus, investing in the Special Funds may limit the MGIB benefit.

             The MGIB Benefit Base is equal to the lesser of (a) and (b) where:

             (a) is your initial premium (or contract value on the rider date if you purchased the MGIB rider after the contract date), plus any eligible additional premiums added to your Contract, reduced pro-rata by all withdrawals taken while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and reaching the MGIB Benefit Base Maximum, and at 0% thereafter; and

             (b) is the MGIB Benefit Base Maximum, which equals 200% of allocated eligible premiums, adjusted for withdrawals and transfers.

             Eligible additional premium payments are those added more than 5 years before the earliest MGIB Benefit Date and are included in the MGIB Benefit Base. Premiums paid after that are excluded from the MGIB Benefit Base. Net transfers from Special Funds to Non-Special Funds will reduce the MGIB Benefit Base and MGIB Benefit Base Maximum allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Benefit Base for Non-Special Funds will equal the lesser of the reduction in the MGIB Benefit Base for Special Funds and the net contract value transferred. The increase in the MGIB Benefit Base Maximum for Non-Special Funds equals the reduction in the MGIB Benefit Base Maximum for Special Funds.

             Net transfers from Non-Special Funds to Special Funds will reduce the MGIB Benefit Base and MGIB Benefit Base Maximum allocated to Non-Special Funds on a pro-rata basis. The resulting increase in the MGIB Benefit Base and the MGIB Benefit Base Maximum for Special Funds equals the reduction in the MGIB Benefit Base and MGIB Benefit Base Maximum for Non-Special Funds. Transfers to one or more Special Funds could reduce the MGIB Benefit.

             The MGIB Rate is currently 7%. The Company may at its discretion discontinue offering this rate. The MGIB Rate is an annual effective rate.

        2. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT AND PREMIUM TAXES) BY THE INCOME FACTOR, AND THEN DIVIDE BY $1,000.

ACC-EEB-108900                          31

             Two MGIB Income Options are available under the MGIB Rider:

             (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

             (ii) Income for a 20-30 Year Period Certain; or

             (iii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the MGIB Benefit Base under the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract guarantee for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before the MGIB rider can be exercised.

     THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary next following or is incident with exercise of your option to annuitize after a ten-year waiting period from the contract date. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuities under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER. The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be

ACC-EEB-108900                          32

7% of your Eligible
Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Optional Rider Charges." Your original Eligible Payment Amount depends on when you purchase the MGWB rider and is:

             (i) if you purchased the MGWB rider on the contract date, your premium payments received during the first two contract years; or

             (ii) if you purchased the MGWB rider after the contract date, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date.

     THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

The MGWB Withdrawal Account is
equal to the Eligible Payment Amount , tracked separately for Special and Non-Special Funds, adjusted for any withdrawals and transfers between Special and Non-Special Funds. THE MGWB WITHDRAWAL ACCOUNT EQUALS THE SUM OF (A) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO NON-SPECIAL FUNDS, AND (B) THE LESSER OF
(1) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO SPECIAL FUNDS AND (2) THE CONTRACT VALUE IN THE SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT.

Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Non-Special Funds and pro-rata for Special Funds, based on the source of the withdrawal.. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Special and Non-Special Funds by the proportion that the withdrawal bears to the Contract Value of the Special and Non-Special Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Special and Non-Special Funds and causes the 7% to be exceeded, the withdrawal will be treated as taken first from Non-Special Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Special Funds to Non-Special Funds will reduce the MGWB Withdrawal Account allocated to Special Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Non-Special Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Special Funds and the net contract value transferred.

Net transfers from Non-Special
Funds to Special Funds will reduce the MGWB Withdrawal Account allocated to Non-Special Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Special Funds equals the reduction in the MGWB Withdrawal Account for Non-Special Funds.

     GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." Making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider, will remain in force, and you may continue to make withdrawals so long as:

             (i)   your contract value is greater than zero;

             (ii)  your MGWB Withdrawal Account is greater than zero;

             (iii) your latest allowable annuity start date has not been reached;

ACC-EEB-108900                          33

             (iv)  you have not elected to annuitize your Contract; and

             (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

     The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status if the following conditions exist:

             (i)   your MGWB Withdrawal Account is greater than zero;

             (ii) your latest allowable annuity start date has not been reached;

             (iii) you have not elected to annuitize your Contract; and

             (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

     Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status (that is, your contract value is zero), we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, and (ii) payment of the Commuted Value (defined below) or (iii) the owner's death has occurred.

     On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for period(s) applicable to the remaining payments. Once the last MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

     DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. If you have never withdrawn more than 7% per year of the Eligible Payment Amount and you elected the 7% Solution Enhanced Death Benefit in your Contract (or you elected the Max 7 Enhanced Death Benefit resulting in the 7% Solution Enhanced Death Benefit as the actual benefit), the death benefit otherwise payable under the terms of your Contract will remain in force during any Automatic Periodic Benefit Status. In determining the amount of the death benefit during the Automatic Periodic Benefit Status, we deem your contract value to be zero and treat the MGWB periodic payments as withdrawals. In all other cases, the death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments. If you elected the Max 7 Enhanced Death Benefit, then the 7% Solution and the Annual Ratchet components shall each be calculated as if each were the elected death benefit option.

     PURCHASE. To purchase the MGWB rider, your must be age 80 or younger on the rider date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval whichever is later.

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

OTHER CONTRACTS

We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could effect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

OTHER IMPORTANT PROVISIONS

See "Withdrawals," "Transfers Among Your Investments," "Death Benefit Choices," "Charges and Fees," "The Annuity Options" and "Other Contract Provisions" in this prospectus for information on other important provisions in your Contract.

-------------------------------------------------------------------------------
                                   WITHDRAWALS
-------------------------------------------------------------------------------

Any time during the accumulation phase and before the death of the contract owner, except under certain qualified contracts you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than 90% of the cash surrender value, we will treat it as a request to surrender the Contract.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro-rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the rider is in effect. See "Optional Riders."

We offer the following three withdrawal options:

REGULAR WITHDRAWALS

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal from a Fixed Interest Allocation that is taken more than 30 days before its maturity date.

SYSTEMATIC WITHDRAWALS

You may choose to receive automatic systematic withdrawal payments (1) from the contract value in the subaccounts in which you are invested, or (2) from the interest earned in your Fixed Interest Allocations. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose

ACC-EEB-108900                          35
systematic withdrawals on a non-pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested. You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (1) a fixed dollar amount, or (2) an amount based on a percentage of your contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

                                    MAXIMUM PERCENTAGE
                FREQUENCY           OF CONTRACT VALUE
                Monthly                   1.25%
                Quarterly                 3.75%
                Annually                 15.00%

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage, consider the Fixed Dollar Systematic Withdrawal Feature which you may add to your regular fixed dollar systematic withdrawal program.

If your withdrawal is based on a percentage of your contract value and the amount to be systematically withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

Systematic withdrawals from Fixed Interest Allocations are limited to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change
the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect the systematic withdrawal option if you are taking IRA withdrawals.

     FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal

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

Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to a maximum of 15% of your contract value as determined on the day we receive your election of this feature. The maximum limit will not be recalculated when you make additional premium payments, unless you instruct us to do so. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

     Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to Market Value Adjustments when they exceed the applicable maximum percentage.

IRA WITHDRAWALS

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA
withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. An IRA withdrawal in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

ACC-EEB-108900                          37

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                        TRANSFERS AMONG YOUR INVESTMENTS
-------------------------------------------------------------------------------

You may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations at the end of the free look period until the annuity start date. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgement or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Special Funds and other investment portfolios may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds, may also affect your optional rider base. See "The Annuity Contract -- Optional Riders."

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We require personal identifying information to process a request for transfer made over the telephone or internet.

TRANSFERS BY THIRD PARTIES

As a convenience to you, we currently allow you to give third parties the right to effect transfers on your behalf. However, when the third party makes transfers for many contract owners, the result can be simultaneous transfers involving large amounts of contract values. Such transfers can disrupt the orderly management of the investment portfolios available to the Contract, can result in higher costs to contract owners, and may not be compatible with the long term goals of contract owners. Therefore, we may at any time exercise our business judgement and limit transfers made by a third party. These limits may be based on, among other criteria, the amount of the aggregate trade or the available investment options for which third parties may make trades on behalf of multiple contract owners.

We may establish additional procedures or change existing procedures at any time in the exercise of our business judgement.

DOLLAR COST AVERAGING

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in the (i) Limited Maturity Bond subaccount or the Liquid Asset subaccount, or (ii) a Fixed Interest Allocation with a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you.

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

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Limited Maturity Bond subaccount, the Liquid Asset subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

If you do not specify the
subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date. A Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in "The Investment Portfolios". Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

        o Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then current allocation of contract value to the Restricted Fund(s) and the then current value of the amount designated to be transferred to that Restricted Fund(s).

        o Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If more than the individual limit has been requested to be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to Restricted Funds.

        o Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

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

AUTOMATIC REBALANCING


If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above in this section and in "The Investment Portfolios". If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals effected on a pro-rata basis will not cause the automatic rebalancing program to terminate.


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                              DEATH BENEFIT CHOICES
-------------------------------------------------------------------------------

DEATH BENEFIT DURING THE ACCUMULATION PHASE

During the accumulation phase, a death benefit, and earnings enhancement benefit, if elected, is payable when either the annuitant (when contract owner is not an individual), the contract owner or the first of joint owners dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of death, the amount of benefit payable in the future may be affected. The proceeds may be received in a single sum or applied to any of the annuity options. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

The following
describes the death benefit options for contract owners purchasing Contracts on or after January 1, 2001. If you purchased your Contract prior to that date, please see Appendix D for a description of the calculation of the death benefits applicable under your Contract.

You may choose one of the following Death
Benefits: (a) the Standard Death Benefit, (b) the 7% Solution Enhanced Death Benefit, (c) the Annual Ratchet Enhanced Death Benefit or (d) the Max 7 Enhanced Death Benefit. The 7% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The 7% Solution, Annual Ratchet and Max 7 Enhanced Death Benefits may not be available where a Contract is held by joint owners.

Once you choose a death benefit, it
cannot be changed. We may in the future stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The MGWB rider may also affect the death benefit. See "Minimum Guaranteed Withdrawal Benefit (MGWB) Rider -- Death Benefit during Automatic Periodic Benefit Status." The Enhanced Death Benefits are available only at the time you purchase your Contract. The enhanced death benefits are not available where a Contract is owned by joint owners.

ACC-EEB-108900                          40

The death benefit, and earnings enhancement benefit, if elected, is payable when the first of the following persons dies: the contract owner, joint owner, or annuitant (if a contract owner is not an individual). Assuming you are the contract owner, if you die during the accumulation phase, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit paid depends on the death benefit you have chosen. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as required claim forms, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of your death, the amount of the benefit payable in the future may be affected. If you die after the annuity start date and you are the annuitant, your beneficiary will receive the death benefit you chose under the annuity option then in effect.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

We use the Base Death Benefit to
help determine the minimum death benefit payable under each of the Enhanced Death Benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

        1)   the contract value; and

        2)   the cash surrender value.

The STANDARD DEATH BENEFIT equals the SUM of:

        1)   the contract value allocated to Special Funds; and

        2) the Standard Minimum Guaranteed Death Benefit for amounts allocated to non-Special Funds.

The Standard Minimum Guaranteed Death Benefit equals:

        1) the initial premium payment allocated to Special and Non-Special Funds, respectively ;

        2) increased by premium payments and adjusted for transfers, allocated to Special and Non-Special Funds, respectively, after issue; and

        3) reduced by a pro-rata adjustment for any withdrawal or transfer taken from the Special and Non-Special Funds, respectively.

In the event of transfers from Special to Non-Special funds, the increase in the Minimum Guaranteed Death Benefit of the Non-Special Fund will equal the lesser of the reduction in the Minimum Guaranteed Death Benefit in the Special Fund and the contract value transferred. In the event of transfers from Non-Special to Special Funds, the increase in the Minimum Guaranteed Death Benefit of the Special Fund will equal the reduction in the Minimum Guaranteed Death Benefit in the Non-Special Fund.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Base Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the Enhanced Death Benefits, certain investment portfolios, and the Fixed Account are designated as "Special Funds". In addition to the Fixed Account, the investment portfolios designated currently as Special Funds are the Liquid Asset Portfolio and the Limited Maturity Bond Portfolio.

We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund may limit or reduce the enhanced death benefit.

For the period during which a portion of the contract value is allocated to a Special Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

ACC-EEB-108900                          41

The 7% SOLUTION ENHANCED DEATH BENEFIT,  equals the GREATER of:

        1)   the Standard Death Benefit; and

        2) the sum of the contract value allocated to Special Funds and the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

The 7% Solution Minimum Guaranteed Death Benefit for Special and Non-Special Funds equals the lesser of:

        1) premiums, adjusted for withdrawals and transfers, accumulated at 7% until the earlier of attainment of age 80 or reaching the cap (equal to 3 times all premium payment, as reduced by adjustments for withdrawals) and thereafter at 0%, and

        2)   the cap.

Withdrawals of up to 7% per year of cumulative premiums are referred to as special withdrawals. Special withdrawals reduce the 7% Solution Minimum Guaranteed Death Benefit by the amount of contract value withdrawn. For any other withdrawals (withdrawals in excess of the amount available as a special withdrawal), a pro-rata adjustment to the 7% Solution Minimum Guaranteed Death Benefit is made. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before the withdrawal. The amount of the pro-rata adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal. Please see Appendix C for examples of the pro-rata withdrawal adjustment for withdrawals other than special withdrawals.

Transfers from Special to Non-Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap for Special Funds on a pro-rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the 7% Solution Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred. The increase in the cap for Non-Special Funds will equal the reduction in the cap for Special Funds.

Transfers from Non-Special to Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap in the Non-Special Funds on a pro-rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Special Funds will equal the reduction in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Non-Special Funds.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the greater of:
        1)   the Standard Death Benefit; and

        2) the sum of the contract value allocated to Special Funds and the Annual Ratchet Minimum Guaranteed Death Benefit allocated to Non-Special Funds.

The Annual Ratchet Minimum Guaranteed Death Benefit equals:

        1) the initial premium allocated at issue to Special and Non-Special Funds, respectively;

        2) increased dollar for dollar by any premium allocated after issue to Special and Non-Special funds, respectively;

        3) for Non-Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Non-Special Funds, and transfers between Special and Non-Special Funds) and the current contract value allocated to Non-Special Funds;

ACC-EEB-108900                          42

        4) for Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Special Funds, and transfers between Special and Non-Special Funds) and the current contract value allocated to Special Funds.

Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit on a pro-rata basis, based on the amount withdrawn from the Special and Non-Special Funds, respectively. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before withdrawal. The amount of the pro-rata adjustment for Special Funds will equal (a) times (b) divided by
(c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred.

Transfers from Non-Special to Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit for the Special Funds will equal the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit for the Non-Special Funds.

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit.

Under this benefit
option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.


EARNINGS ENHANCEMENT BENEFIT RIDER. The earnings enhancement benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for non-qualified Contracts and for issues ages 75 or under. It may be added at issue of the Contract or on the next contract anniversary following introduction of the rider in a state, if later. The rider provides a benefit equal to a percentage of the gain under the Contract, up to 150% of net premiums. Currently, where the rider is added at issue, the earnings enhancement benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: 1) 150% of premiums adjusted for withdrawals ("Maximum Base"); and 2) the contract value on the date we receive written notice and due proof of death, as well as required claims forms, minus premiums adjusted for withdrawals ("Benefit Base"). If the rider is added to a Contract after issue, the earnings enhancement benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: 1) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals ("Maximum Base"); and 2) the contract value on the date we receive written notice and due proof of death, as well as required claims forms, minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals ("Benefit Base"). The adjustment to the benefit for withdrawals is pro-rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. There is an extra charge for the earnings enhancement benefit rider and once selected, it may not be revoked. Please see page 2 for a description of the charge.


DEATH BENEFIT DURING THE INCOME PHASE

If any contract owner or the annuitant dies after the annuity start date, the Company will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

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

CONTINUATION AFTER DEATH-SPOUSE


If, at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own the following will apply:

If the guaranteed death
benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Asset subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values.

The death benefits under each of the available options will continue, based on the surviving spouse's age on the date that ownership changes.

Any addition to contract value, as described above, is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract holder elects to continue the contract as his or her own.

If you elected the earnings enhancement benefit rider, and the benefit would otherwise be payable, the benefit will be added to the contract value and allocated among the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the benefit will be allocated to the Liquid Asset subaccount, or its successor.

The earnings enhancement benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the Benefit Base will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: 1) based on the attained age of the spouse at the time of the ownership change using current values as of that date; 2) computed as if the rider was added to the Contract after issue and after the increase; and 3) based on the Maximum Base and Benefit Base percentages in effect on the original rider date. However, we may in the future permit the surviving spouse to elect to use the then current Maximum Base and Benefit Base percentages in the benefit calculation. The crediting of the earnings enhancement benefit will not be included in either the minimum guaranteed death benefit or guaranteed living benefit calculations.


CONTINUATION AFTER DEATH-NON SPOUSE


If the beneficiary or surviving joint owner is not the spouse of the owner, the Contract may continue in force subject to the required distribution rules of the Internal Revenue Code. See next section.

If you elected the earnings enhancement
benefit rider, and the benefit would otherwise be payable, the benefit will be added to the contract value and allocated among the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the benefit will be allocated to the Liquid Asset subaccount, or its successor. The earnings enhancement benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.


REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH

We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any owner of a non-qualified contract dies before the annuity start date, the death benefit payable to the beneficiary will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

ACC-EEB-108900                          44

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by Golden American will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we
do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If a Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the contract owner of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

-------------------------------------------------------------------------------
                                CHARGES AND FEES
-------------------------------------------------------------------------------

We deduct the charges described below to cover our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated. In the event there are any profits from fees and charges deducted under the Contract, we may use such profits to finance the distribution of contracts.

CHARGE DEDUCTION SUBACCOUNT

You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Asset subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE We deduct the following charges from your contract value:

     NO SURRENDER CHARGE. We do not deduct any surrender charges for withdrawals.

     PREMIUM TAXES. We may make a charge for state and local premium taxes depending your state of residence. The tax can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value (or from the MGIB Base, if exercised) on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states, we may defer collection

ACC-EEB-108900                          45
of the premium taxes from your contract value and deduct it when you surrender the Contract or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $40 per Contract. This charge is waived if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other conditions established by Golden American. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

     TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge from the subaccounts and the Fixed Interest Allocations from which each such transfer is made in proportion to the amount being transferred from each such subaccount and Fixed Interest Allocation unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging, auto rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose.

CHARGES DEDUCTED FROM THE SUBACCOUNTS

     MORTALITY AND EXPENSE RISK CHARGE. The mortality and expense risk charge is deducted each business day. The amount of the mortality and expense risk charge depends on the death benefit you have elected. The charge is deducted on each business day based on the assets you have in each subaccount. The charge for each death benefit option, on an annual basis, is equal to 1.65% for the Standard Death Benefit, 1. 90% for the Annual Ratchet Enhanced Death Benefit, 2.00% for the 7% Solution Enhanced Death Benefit or 2.10% for the Max 7 Enhanced Death Benefit, of the assets you have in each subaccount. The charge is deducted each business day at the rate of .004558% (Standard), .005255% (Annual Ratchet),
 .005535% (7% Solution), or .005815% (Max 7), respectively, for each day since the previous business day. In the event there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.


     ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .000411% for each day since the previous business day. This charge is deducted daily from your assets in each subaccount.


     EARNINGS ENHANCEMENT BENEFIT CHARGE. Subject to state availability, you may purchase the earnings enhancement benefit rider for a non-qualified Contract either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning the first charge will be deducted on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings enhancement benefit rider is 0.0875% (0.35% annually). For a description of the rider, see "The Earnings Enhancement Benefit Rider."

     OPTIONAL RIDER CHARGES. In addition to the earnings enhancement benefit rider, subject to state availability, you may purchase one of three optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning the first charge will be deducted on the first quarterly anniversary following rider date. For a description of the

ACC-EEB-108900                          46
riders and
the defined terms used in connection with the riders, see "The Annuity Contract -- Optional Riders."


     Minimum Guaranteed Accumulation Benefit (MGAB). The quarterly charge for the MGAB rider is as follows:


        Waiting Period        Quarterly Charge
        --------------        ----------------
        10 Year.............  0.125% of the MGAB Charge Base (0.50% annually)
        20 Year.............  0.125% of the MGAB Charge Base (0.50% annually)

The MGAB Charge Base is the total of (i) the MGAB Base on the rider date, and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro-rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro- rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds.

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

        MGIB Rate             Quarterly Charge
        ---------             ----------------
        7%..................  0.125% of the MGIB Charge Base (0.50% annually)

The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro-rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds.

     MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Premium Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

TRUST EXPENSES

There are fees and charges deducted from each investment portfolio of the Trusts. Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, three portfolios deduct 12b-1 fees. For 1999, total portfolio fees and charges ranged from 0.56% to 1.75%. See "Fees and Expenses" in this prospectus.

Additionally, we may receive compensation from the investment advisers, administrators or distributors of the portfolios in connection with administrative, distribution, or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others.

ACC-EEB-108900                          47

-------------------------------------------------------------------------------
                               THE ANNUITY OPTIONS
-------------------------------------------------------------------------------

ANNUITIZATION OF YOUR CONTRACT

If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue
a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate) under applicable law, the total contract value applied to purchase a Fixed Interest Allocation, and the applicable payment rate.

Our approval is needed for any option where:

        (1) The person named to receive payment is other than the contract owner or beneficiary;

        (2) The person named is not a natural person, such as a corporation; or

        (3) Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE

You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 (or, in some cases, retire). Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

ACC-EEB-108900                          48

FREQUENCY OF ANNUITY PAYMENTS

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

THE ANNUITY OPTIONS

We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

     OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

     OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount applied. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

     OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

     OPTION 4. ANNUITY PLAN. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

PAYMENT WHEN NAMED PERSON DIES

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and Golden American. The amounts we will pay are determined as follows:

        (1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. The discount interest rate is never less than 3% for Option 1 and Option 2 per year. We will, however, base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2 if such payments were not based on the tables in your Contract.

        (2) For Option 3, no amounts are payable after both named persons have died.

        (3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

ACC-EEB-108900                          49

-------------------------------------------------------------------------------
                            OTHER CONTRACT PROVISIONS
-------------------------------------------------------------------------------

REPORTS TO CONTRACT OWNERS

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report or in any confirmation notices. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (4) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or gender.

ASSIGNING THE CONTRACT AS COLLATERAL

You may assign a non-qualified Contract as collateral security for a loan but understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment may have federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. You will be given advance notice of such changes.

FREE LOOK

You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the fixed account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request. We determine your contract value at the close of business on the day we receive your written request. If you keep your Contract after the free look period and the investment is allocated to a subaccount

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

specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce any administration and mortality and expense risk charges. We may also change the minimum initial and additional premium requirements, or offer an alternative or reduced death benefit.

SELLING THE CONTRACT


Directed Services, Inc. is the principal underwriter and distributor of the Contract as well as for other contracts issued through Separate Account B and other separate accounts of Golden American. We pay Directed Services for acting as principal underwriter under a distribution agreement which in turn pays the writing agent. The principal address of Directed Services is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. Directed Services enters into sales agreements with broker-dealers to sell the Contracts through registered representatives who are licensed to sell securities and variable insurance products. These broker-dealers are registered with the SEC and are members of the National Association of Securities Dealers, Inc. Directed Services receives commissions, as shown in the following table:

-------------------------------------------------------------------------------
                            UNDERWRITER COMPENSATION
-------------------------------------------------------------------------------
     NAME OF PRINCIPAL              AMOUNT OF                      OTHER
        UNDERWRITER          COMMISSION TO BE PAID             COMPENSATION

  Directed Services, Inc.      The equivalent of a         Reimbursement of any
                                 combination of a            covered expenses
                                   percentage                    incurred
                             of premium payments and           by registered
                               a percentage of the            representatives
                              contract value up to             in connection
                             2.5% in the first year             with the
                             and a percentage of the           distribution
                            contract value up to 1.5%        of the Contracts.
                              in subsequent years.
--------------------------------------------------------------------------------


Certain sales agreements may provide for a combination of a certain percentage of commission at the time of sale and an annual trail commission which when combined could exceed the above commission.

We do not pay any additional commissions on the sale or exercise of any of the optional benefit riders offered in this prospectus.

-------------------------------------------------------------------------------
                                OTHER INFORMATION
-------------------------------------------------------------------------------

VOTING RIGHTS

We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as

ACC-EEB-108900                          51
the instructions received from all contracts in that subaccount.
We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

STATE REGULATION

We are regulated by the Insurance Department of the State of Delaware. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS

The Company, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Company or Separate Account B.

LEGAL MATTERS

The legal validity of the Contracts was passed on by Myles R. Tashman, Esquire, Executive Vice President, General Counsel and Secretary of Golden American. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

EXPERTS

The audited financial statements of Golden American and Separate Account B appearing in this prospectus or in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in this prospectus or in the SAI and in the Registration Statement and are included or incorporated by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

-------------------------------------------------------------------------------
                           FEDERAL TAX CONSIDERATIONS
-------------------------------------------------------------------------------

The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding

ACC-EEB-108900                          52
the suitability of a Contract for your
particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS

     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Separate Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Separate Account B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

Other rules may apply to Qualified Contracts.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAX TREATMENT OF ANNUITIES

     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS

     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals)during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value immediately before the distribution over the contract owner's investment in the Contract at that time. The tax treatment of market value adjustments is uncertain. You should consult a tax adviser if you are considering taking a withdrawal from your Contract in circumstances where a market value adjustment would apply.

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In the case of a surrender under a
non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

     SEPARATE ACCOUNT CHARGES. It is possible that the Internal Revenue Service may take a position that charges for certain optional benefits and riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat the quarterly charges deducted for the earnings enhancement benefit rider as taxable withdrawals, which might also be subject to a tax penalty if the withdrawal occurs before you reach age 59 1/2. Although we do not believe that the charges we deduct for the earnings enhancement benefit rider or any other optional benefit or rider provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit or rider under the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a non-qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

        o made on or after the taxpayer reaches age 59 1/2;

        o made on or after the death of a contract owner;

        o attributable to the taxpayer's becoming disabled; or

        o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

     TRANSFERS, ASSIGNMENTS, EXCHANGES AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred one annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the

ACC-EEB-108900                          54
plan itself. Special
favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

     DISTRIBUTIONS. Annuity payments are generally taxed in the same manner as under a non-qualified Contract. When a withdrawal from a qualified Contract occurs, a pro-rata portion of the amount received is taxable, generally based on the ratio of the contract owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract) to the participant's total accrued benefit balance under the retirement plan. For qualified Contracts, the investment in the Contract can be zero. For Roth IRAs, distributions are generally not taxed, except as described below.

     For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death.


     WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code, distributions in a specified annuity form or hardship distributions.
The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.


Brief descriptions of the various types of qualified retirement plans in connection with a Contract follow. We will endorse the Contract as necessary to conform it to the requirements of such plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover

ACC-EEB-108900                          55
or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

ROTH IRA

Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limits on the amount of the contribution and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which a conversion was made.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

LOANS

Loans may be available if you are under age 70 1/2 and purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your Cash Surrender Value as collateral for the loan. Loans are subject to the terms of the Contract, the plan and the Code. You are responsible for monitoring the amount and number of loans outstanding at any one time under your TSA, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. WE URGE YOU TO CONSULT WITH A QUALIFIED TAX ADVISOR PRIOR TO EFFECTING A LOAN TRANSACTION UNDER YOUR CONTRACT.

     LOAN PROCEDURES. You must complete a loan application in order to effect a loan. You may submit a loan application at any time after the free look period and before the annuity start date. There is a loan fee (currently $25) per loan, payable at the time of the loan. If the loan amount plus the loan fee exceeds the maximum loan amount, the fee will be deducted from the loan proceeds.

     In order to secure your loan, on the effective date of your loan, we will transfer an amount equal to the principal amount of your loan into an account called the "TSA Special Fixed Account". You must indicate your choice of variable and fixed accounts from which amounts will be transferred to the TSA Special Fixed Account. If no choice is indicated, amounts will be transferred on a pro-rata basis from your variable accounts. If amounts allocated to the variable accounts are not sufficient, amounts will be transferred from the fixed accounts on a nearest to maturity basis.

     Amounts transferred from the TSA Special Fixed Account upon loan repayments will be transferred to the variable accounts in proportion to the contract value so allocated. If no contract value is allocated to the variable accounts, such transfers will be made to the Liquid Asset subaccount.

     No withdrawals are permitted unless there has been a Distributable Event. Distributable Events are the following:

                1) attainment of age 59 1/2;

                2) separation from service ;

                3) death; or

                4) disability.

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

You must notify us when a separation from service has occurred. No withdrawals are permitted from the TSA Special Fixed Account, other than an automatic withdrawal to pay off a defaulted loan. See "Loan Default", below.

     MINIMUM AND MAXIMUM LOAN AMOUNTS. You may borrow a minimum of $1,000, unless we are required by law to allow a lesser minimum amount. We currently allow no more than 2 loans per Contract at any time. The maximum loan amount for a new loan is the lesser of (1) and (2), minus any outstanding loan balance, where

        1)   is 50% of the Cash Surrender Value, and


        2) is $50,000 minus the excess of the highest outstanding loan balance during the past 12 months over the loan balance on the date of the new loan.

     LOAN INTEREST. The outstanding loan balance in the TSA Special Fixed Account is credited with interest until the loan is repaid in full. The current annual effective interest rate is 3.5%. The guaranteed minimum interest rate is 3%. Rates are guaranteed for one year. Each loan will have a separate TSA Special Fixed Account, and each may have a different interest crediting rate.

     You will be charged interest on the outstanding loan balance at an annual effect interest rate of 6%. Interest will be charged in arrears. Interest charges accrue on your outstanding loan balance daily beginning on the effective date of your loan.

     LOAN REPAYMENT. Loans must be repaid within 5 years. However, if the loan is used to purchase your principal residence, it must be repaid within 15 years. You must identify your payments as premium payments or they will be treated as loan repayments. You may choose whether to make your loan repayments quarterly or monthly. Currently, loans must be repaid by electronic funds transfer ("EFT") or pre-authorized check ("PAC"), unless we have approved another form of payment.

     If your loan repayment is late, and the loan would otherwise be in default, we will make a withdrawal in an amount sufficient to keep the loan from going into default. The withdrawals will be made on a pro-rata basis from all of the variable accounts to which contract value is then allocated. If there is not enough contract value in the variable accounts, the withdrawal will be made from the fixed accounts on a nearest to maturity basis. This will only be done if:

        1)   there has been a Distributable Event;

        2) the amount available for withdrawal is equal to or exceeds the necessary amount plus any applicable withdrawal charges; and

        3)   you have authorized us to do so in the loan agreement.

If any of these conditions is not met, the loan will be considered to be in default, and default procedures will be performed.

     LOAN DEFAULT. When your loan is in default, you may pay off the loan, or the loan will be repaid through an automatic withdrawal from your contract value, as described below.

        1.   Loan Repaid
            For loans in default status, we will accept repayment only in the amount necessary to pay off the loan balance in full.

        2.   Loan Not Repaid

             The defaulted loan balance continues to accrue interest until there has been a Distributable Event, at which time the defaulted loan balance plus accrued interest will be repaid by automatic

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

             withdrawal. The defaulted loan balance will be considered a Deemed Distribution. If a Distributable Event has occurred prior to default, the defaulted loan balance plus accrued interest is repaid by automatic withdrawal upon default. The automatic withdrawal will apply first to the TSA Special Fixed Account, then pro-rata to the variable accounts and then to the fixed accounts on a nearest to maturity basis. Surrender charges and any market value adjustments will be applied as applicable to such withdrawals. In either case the Deemed Distribution or withdrawal will be considered a currently taxable event, and may be subject to federal income tax withholding and the federal early withdrawal penalty tax.

     OVERLOANS. An overloan occurs when the total outstanding loan balance(s) exceeds the Cash Surrender Value. If this occurs, we will send you a letter requesting payment of an amount which will take the loan out of overloan status. If after 30 days, the overloan status has not been corrected, the loan will be considered in default. If a Distributable Event occurred, the Contract will terminate without value. If a Distributable Event has not occurred, the Contract will continue in force, interest continues to accrue and the loan continues. Upon the occurrence of a Distributable Event while the loan is still in overloan status, the Contract will terminate without value.

     EFFECT OF LOAN ON OTHER CONTRACT FEATURES. The following contract features will be impacted by any outstanding loan balance:

        1) Withdrawals and Charges: The rules concerning maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges will be determined by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.


         2)  Death Benefit, Earnings Enhancement Benefit, Annuitization and
             Surrenders: The outstanding loan balance is deducted from any amounts otherwise payable and in determining the amount available for annuitization.

        3)   Riders:

             a) Minimum Guaranteed Income Benefit ("MGIB") Rider. Upon exercising the MGIB rider, the MGIB Base is reduced by the ratio of the outstanding loan balance to the contract value.

             b) Minimum Guaranteed Withdrawal Benefit ("MGWB") Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the MGWB Withdrawal Account. We do not recommend the MGWB rider if loans are contemplated.

             c) Minimum Guaranteed Accumulation Benefit ("MGAB") Rider. Generally, loan repayment periods should not extend into the 3 year period preceding the end of the Waiting Period, because transfers made within such 3 year period reduce the MGAB Base and the MGAB Charge Base pro-rata based on the percentage of contract value transferred. Transfers between the TSA Special Fixed Account and the variable accounts will not be excluded from this treatment.

ENHANCED DEATH BENEFIT

The Contract includes an Enhanced Death Benefit that in some cases may exceed the greater of the premium payments or the contract value. The IRS has not ruled whether an Enhance Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any Code section 401(a) pension or profit-sharing plan or Code section 403(b) tax-sheltered annuity. Employers using the Contract may want to consult their tax adviser regarding such limitation. Further, the Internal Revenue Service has not addressed in a ruling of general applicability whether a death benefit provision such as the Enhanced Death Benefit provision in the Contract comports with IRA or Roth IRA qualification requirements. A tax advisor should be consulted.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this

ACC-EEB-108900                          58
prospectus. Further, the federal
income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

ACC-EEB-108900                          59

-------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
-------------------------------------------------------------------------------


TABLE OF CONTENTS

      ITEM                                                       PAGE
      Introduction.............................................    1
      Description of Golden American Life Insurance Company....    1
      Safekeeping of Assets....................................    1
      The Administrator........................................    1
      Independent Auditors.....................................    1
      Distribution of Contracts................................    1
      Performance Information..................................    2
      IRA Partial Withdrawal Option............................    9
      Other Information........................................   10
      Financial Statements of Separate Account B...............   10



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-------------------------------------------------------------------------------
PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. ADDRESS THE FORM TO OUR CUSTOMER SERVICE CENTER; THE ADDRESS IS SHOWN ON THE PROSPECTUS COVER.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:


                           --------------------------------------------------
                           NAME

                           --------------------------------------------------
                           SOCIAL SECURITY NUMBER

                           --------------------------------------------------
                           STREET ADDRESS

                           --------------------------------------------------
                           CITY, STATE, ZIP

108900   ACCESS-4SF                                                 12/29/2000
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


ACC-EEB-108900                          123

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


-------------------------------------------------------------------------------
                                   APPENDIX A
-------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION


Except for the Asset Allocation Growth, Diversified Mid-Cap, Growth and Income, Special Situations, Investors, Large Cap Value, All Cap, ING Global Brand Names, Prudential Jennison and the SP Jennison International Growth, subaccounts which did not commence operations as of December 31, 1999, the following tables give
(1) the accumulation unit value ("AUV"), (2) the total number of accumulation units, and (3) the total accumulation unit value, for each subaccount of Golden American Separate Account B available under the Contract for the indicated periods. The subaccounts commenced operations on October 1, 1997, and started with an accumulation unit value as shown below, except for the Growth Opportunities and Developing World subaccounts which became available for investment on February 19, 1998 and the High Yield Bond and StocksPLUS Growth and Income subaccounts which became available for investment on May 1, 1998. To be updated by amendment.


LIQUID ASSET

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                     AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
 1999              $ 14.79            1,335,241         $19,754        $ 14.55              171,595           $2,497
 1998                14.33              114,958           1,647          14.11               55,847              788
 1997                13.83                3,498              48          13.65                   --               --
 10/1/97             13.71                   --              --          13.53                   --               --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                         7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                     TOTAL # OF
                                    ACCUMULATION
                     AUV AT           UNITS AT          TOTAL
                 YEAR END (AND      YEAR END (AND       AUV AT
                AT BEGINNING OF    AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
 1999               $14.29              341,263          $4,877
 1998                13.88              101,998           1,416
 1997                13.44               72,123             969
 10/1/97             13.33                   --              --
------------------------------------------------------------------

LIMITED MATURITY BOND

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                     AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
 1999               $16.72               74,720          $1,249         $16.45               15,174             $250
 1998                16.77               59,954           1,005          16.52               24,212             $400
 1997                15.91                   --              --          15.70                   --               --
 10/1/97             15.72                   --              --          15.52                   --               --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                         7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                     TOTAL # OF
                                    ACCUMULATION
                     AUV AT           UNITS AT          TOTAL
                 YEAR END (AND      YEAR END (AND       AUV AT
                AT BEGINNING OF    AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
 1999               $16.15              48,448             $783
 1998                16.25              27,265              443
 1997                15.47               6,594              102
 10/1/97             15.29                  --               --
------------------------------------------------------------------

GLOBAL FIXED INCOME

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                     AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
 1999               $11.79               10,000            $118         $11.70                6,732              $79
 1998                13.09                6,756              88          13.00                  973               13
 1997                11.87                   --              --          11.81                   --               --
 10/1/97             11.99                   --              --          11.93                   --               --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                         7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                     TOTAL # OF
                                    ACCUMULATION
                     AUV AT           UNITS AT          TOTAL
                 YEAR END (AND      YEAR END (AND       AUV AT
                AT BEGINNING OF    AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
 1999               $11.60              16,001             $186
 1998                12.92              13,635              176
 1997                11.75                  --               --
 10/1/97             11.87                  --               --
------------------------------------------------------------------

ACC4SF-108900                          A1


FULLY MANAGED

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                     AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
 1999               $21.65               59,627          $1,291         $21.29               16,637             $354
 1998                20.53               36,730             754          20.23                5,645              114
 1997                19.66                5,900             116          19.40                   --               --
 10/1/97             19.49                   --              --          19.24                   --               --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                         7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                     TOTAL # OF
                                    ACCUMULATION
                     AUV AT           UNITS AT          TOTAL
                 YEAR END (AND      YEAR END (AND       AUV AT
                AT BEGINNING OF    AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
 1999               $20.91              88,167           $1,844
 1998                19.90              54,221            1,079
 1997                19.11                 927               18
 10/1/97             18.96                  --               --
------------------------------------------------------------------

TOTAL RETURN

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                     AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
 1999               $18.06              337,234          $6,090         $17.91               38,114             $683
 1998                17.72              148,128           2,624          17.60               21,490              378
 1997                16.10               10,470             169          16.02                   --               --
 10/1/97             15.82                   --              --          15.75                   --               --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                         7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                     TOTAL # OF
                                    ACCUMULATION
                     AUV AT           UNITS AT          TOTAL
                 YEAR END (AND      YEAR END (AND       AUV AT
                AT BEGINNING OF    AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
 1999               $17.77             210,313           $3,737
 1998                17.49             131,812            2,305
 1997                15.94               4,594               73
 10/1/97             15.68                  --               --
------------------------------------------------------------------

EQUITY INCOME

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                     AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
 1999               $21.47               82,137          $1,764         $21.12               21,450             $453
 1998                21.94               20,873             458          21.61               10,722              232
 1997                20.55                1,008              21          20.28                   --               --
 10/1/97             20.55                   --              --          20.29                   --               --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                         7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                     TOTAL # OF
                                    ACCUMULATION
                     AUV AT           UNITS AT          TOTAL
                 YEAR END (AND      YEAR END (AND       AUV AT
                AT BEGINNING OF    AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
 1999               $20.74              58,908           $1,222
 1998                21.26              30,935              658
 1997                19.97                 951               19
 10/1/97             19.99                  --               --
------------------------------------------------------------------

VALUE EQUITY

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                     AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
 1999               $18.14               43,052            $781         $18.01               12,137             $219
 1998                18.31               38,546             706          18.20               13,015              237
 1997                18.28                8,379             153          18.20                2,735               50
 10/1/97             18.85                   --              --          18.78                   --               --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                         7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                     TOTAL # OF
                                    ACCUMULATION
                     AUV AT           UNITS AT          TOTAL
                 YEAR END (AND      YEAR END (AND       AUV AT
                AT BEGINNING OF    AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
1999               $17.84              54,847             $979
1998                18.06              39,739              718
1997                18.09               1,848               33
10/1/97             18.67                  --               --
------------------------------------------------------------------

ACC4SF-108900                         A2


RISING DIVIDENDS

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                     AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
 1999               $25.83              187,702          $4,849         $25.59               50,429           $1,291
 1998                22.61              127,282           2,878          22.43               38,436              862
 1997                20.09                4,422              89          19.96                2,343               47
 10/1/97             19.30                   --              --          19.19                   --               --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                         7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                     TOTAL # OF
                                    ACCUMULATION
                     AUV AT           UNITS AT          TOTAL
                 YEAR END (AND      YEAR END (AND       AUV AT
                AT BEGINNING OF    AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
 1999               $25.31             235,428           $5,959
 1998                22.22             135,474            3,011
 1997                19.81               9,754              193
 10/1/97             19.05                  --               --
------------------------------------------------------------------

MANAGED GLOBAL

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                     AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
 1999               $23.97              130,506          $3,128         $23.71               47,060           $1,116
 1998                14.88               97,572           1,452          14.75               15,757              232
 1997                11.67                5,054              59          11.58                2,459               28
 10/1/97             12.54                   --              --          12.45                   --               --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                         7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                     TOTAL # OF
                                    ACCUMULATION
                     AUV AT           UNITS AT          TOTAL
                 YEAR END (AND      YEAR END (AND       AUV AT
                AT BEGINNING OF    AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
 1999               $23.42             139,357           $3,263
 1998                14.59              67,979              992
 1997                11.47               3,479               40
 10/1/97             12.34                  --               --
------------------------------------------------------------------

RESEARCH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                     AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
 1999               $28.04              150,823          $4,229         $27.80              127,318           $3,540
 1998                22.89              110,714           2,534          22.73               31,874              725
 1997                18.87               11,013             208          18.77                  188                4
 10/1/97             19.33                   --              --          19.24                   --               --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                         7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                     TOTAL # OF
                                    ACCUMULATION
                     AUV AT           UNITS AT          TOTAL
                 YEAR END (AND      YEAR END (AND       AUV AT
                AT BEGINNING OF    AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
 1999               $27.58             181,319           $5,001
 1998                22.59             133,399            3,013
 1997                18.67               7,799              146
 10/1/97             19.15                  --               --
------------------------------------------------------------------

CAPITAL APPRECIATION

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                     AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
 1999               $30.11               46,533          $1,401         $29.77               13,334             $397
 1998                24.50               22,645             555          24.26                5,934              144
 1997                22.05                  664              15          21.87                  295                6
 10/1/97             21.95                   --              --          21.78                   --               --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                         7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                     TOTAL # OF
                                    ACCUMULATION
                     AUV AT           UNITS AT          TOTAL
                 YEAR END (AND      YEAR END (AND       AUV AT
                AT BEGINNING OF    AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
 1999               $29.38              71,439           $2,099
 1998                23.98              27,469              659
 1997                21.65               2,706               59
 10/1/97             21.57                  --               --
------------------------------------------------------------------

ACC4SF-108900                          A3




CAPITAL GROWTH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
 1999               $21.06              167,529          $3,528         $20.94               48,822           $1,022
 1998                17.01               96,954           1,649          16.94               20,590              349
 1997                15.41               22,054             340          15.36                  393                6
 10/1/97             15.99                   --              --          15.95                   --               --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                         7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                     TOTAL # OF
                                    ACCUMULATION
                     AUV AT           UNITS AT          TOTAL
                 YEAR END (AND      YEAR END (AND       AUV AT
                AT BEGINNING OF    AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
 1999               $20.82             120,704           $2,513
 1998                16.87              81,019            1,367
 1997                15.32               7,777              119
 10/1/97             15.92                  --               --
------------------------------------------------------------------

STRATEGIC EQUITY

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
 1999               $21.92               40,286            $883         $21.78               15,633             $341
 1998                14.23               34,803             495          14.16                2,507               36
 1997                14.31                   --              --          14.26                   --               --
 10/1/97             14.14                   --              --          14.10                   --               --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                         7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                     TOTAL # OF
                                    ACCUMULATION
                     AUV AT           UNITS AT          TOTAL
                 YEAR END (AND      YEAR END (AND       AUV AT
                AT BEGINNING OF    AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
 1999               $21.61             103,635           $2,240
 1998                14.07              78,636            1,107
 1997                14.20                  --               --
 10/1/97             14.04                  --               --
------------------------------------------------------------------

MID-CAP GROWTH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
 1999               $39.59              106,799          $4,229         $39.34               95,422           $3,753
 1998                22.43               36,892             827          22.31               11,475              256
 1997                18.52                  813              15          18.45                1,826               34
 10/1/97             18.94                   --              --          18.88                   --               --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                         7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                     TOTAL # OF
                                    ACCUMULATION
                     AUV AT           UNITS AT          TOTAL
                 YEAR END (AND      YEAR END (AND       AUV AT
                AT BEGINNING OF    AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
 1999               $39.02              91,512           $3,571
 1998                22.17              27,846              617
 1997                18.36                 178                3
 10/1/97             18.79                  --               --
------------------------------------------------------------------

SMALL CAP

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
 1999               $22.82              105,241          $2,402         $22.68               36,816             $835
 1998                15.37               50,890             782          15.30               17,135              262
 1997                12.88                1,196              15          12.84                   --               --
 10/1/97             13.85                   --              --          13.82                   --               --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                         7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                     TOTAL # OF
                                    ACCUMULATION
                     AUV AT           UNITS AT          TOTAL
                 YEAR END (AND      YEAR END (AND       AUV AT
                AT BEGINNING OF    AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
 1999               $22.55             123,524           $2,785
 1998                15.23              53,468              814
 1997                12.81               6,051               77
 10/1/97             13.78                  --               --
------------------------------------------------------------------

ACC4SF-108900                          A4



GROWTH

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
 1999               $28.62              435,689         $12,470         $28.46              152,492           $4,339
 1998                16.29               73,358           1,195          16.22               19,004              308
 1997                13.03                4,054              53          12.99               10,033              130
 10/1/97             15.18                   --              --          15.14                   --               --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                         7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                     TOTAL # OF
                                    ACCUMULATION
                     AUV AT           UNITS AT          TOTAL
                 YEAR END (AND      YEAR END (AND       AUV AT
                AT BEGINNING OF    AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
 1999               $28.29             291,231           $8,240
 1998                16.16              89,016            1,438
 1997                12.96              11,500              149
 10/1/97             15.10                  --               --
------------------------------------------------------------------

REAL ESTATE

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
 1999               $20.62                5,842            $120         $20.28                4,131              $84
 1998                21.74                4,904             107          21.42                3,606               77
 1997                25.48                  318               8          25.14                  744               19
 10/1/97             25.25                   --              --          24.92                   --               --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                         7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                     TOTAL # OF
                                    ACCUMULATION
                     AUV AT           UNITS AT          TOTAL
                 YEAR END (AND      YEAR END (AND       AUV AT
                AT BEGINNING OF    AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
 1999               $19.92              21,680             $432
 1998                21.07              18,094              381
 1997                24.76                 949               23
 10/1/97             24.56                  --               --
-----------------------------------------------------------------

HARD ASSETS

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
 1999               $17.37                6,833            $119         $17.09                2,719              $46
 1998                14.28                  892              13          14.07                1,478               21
 1997                20.57                  331               7          20.29                   --               --
 10/1/97             24.00                   --              --          23.68                   --               --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                         7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                     TOTAL # OF
                                    ACCUMULATION
                     AUV AT           UNITS AT          TOTAL
                 YEAR END (AND      YEAR END (AND       AUV AT
                AT BEGINNING OF    AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
 1999               $16.78               6,235             $105
 1998                13.84               5,166               71
 1997                19.99               2,508               50
 10/1/97             23.34                  --               --
------------------------------------------------------------------

DEVELOPING WORLD

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
 1999               $11.61               19,689            $229         $11.58               13,759             $159
 1998                 7.28                  350               3           7.27                1,768               13
 2/19/98             10.00                   --              --          10.00                   --               --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                         7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                     TOTAL # OF
                                    ACCUMULATION
                     AUV AT           UNITS AT          TOTAL
                 YEAR END (AND      YEAR END (AND       AUV AT
                AT BEGINNING OF    AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
 1999               $11.54              10,065             $116
 1998                 7.26                 616                4
 2/19/98             10.00                  --               --
------------------------------------------------------------------

ACC4SF-108900                          A5



EMERGING MARKETS

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
 1999               $11.90               28,209            $336         $11.79                6,872              $81
 1998                 6.51               21,419             139           6.46                7,251               47
 1997                 8.70                6,856              60           8.64                  133                1
 10/1/97             10.72                   --              --          10.66                   --               --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                         7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                     TOTAL # OF
                                    ACCUMULATION
                     AUV AT           UNITS AT          TOTAL
                 YEAR END (AND      YEAR END (AND       AUV AT
                AT BEGINNING OF    AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
 1999               $11.66              51,466             $600
 1998                 6.40              37,134              238
 1997                 8.58                 616                5
 10/1/97             10.58                  --               --
------------------------------------------------------------------

PIMCO HIGH YIELD BOND

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
 1999               $10.24              145,283          $1,488         $10.21               35,651             $364
 1998                10.08               59,318             598          10.07               10,615              107
 5/1/98              10.00                   --              --                                  --               --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                         7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                     TOTAL # OF
                                    ACCUMULATION
                     AUV AT           UNITS AT          TOTAL
                 YEAR END (AND      YEAR END (AND       AUV AT
                AT BEGINNING OF    AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
 1999               $10.19             109,159           $1,112
 1998                10.06              70,508              709
 5/1/98                                     --               --
------------------------------------------------------------------

PIMCO STOCKSPLUS GROWTH AND INCOME

----------------------------------------------------------------------------------------------------------------------
                               STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
                                    TOTAL # OF                                           TOTAL # OF
                                   ACCUMULATION                                         ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
 1999               $13.13              126,402          $1,660         $13.10               31,651             $415
 1998                11.11               22,136             246          11.10                  817                9
 5/1/98              10.00                   --              --          10.00                   --               --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                         7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                     TOTAL # OF
                                    ACCUMULATION
                     AUV AT           UNITS AT          TOTAL
                 YEAR END (AND      YEAR END (AND       AUV AT
                AT BEGINNING OF    AT BEGINNING OF     YEAR END
                FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
------------------------------------------------------------------
 1999               $13.06             280,781           $3,668
 1998                11.09              33,250              369
 5/1/98              10.00                  --               --
------------------------------------------------------------------

ACC4SF-108900                          A6

-------------------------------------------------------------------------------
                                   APPENDIX B
-------------------------------------------------------------------------------

                        MARKET VALUE ADJUSTMENT EXAMPLES

EXAMPLE #1: FULL SURRENDER -- EXAMPLE OF A NEGATIVE MARKET VALUE ADJUSTMENT

     Assume $100,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a full surrender is requested 3 years into the guaranteed interest period; that the then Index Rate for a 7 year guaranteed interest period ("J") is 8%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

CALCULATE THE MARKET VALUE ADJUSTMENT

1.   The  contract  value  of the  Fixed  Interest  Allocation  on the  date  of
                                            3
     surrender is $124,230 ($100,000 x 1.075 )

2.   N = 2,555 ( 365 x 7 )

                                                         2,555/365
3.   Market Value Adjustment = $124,230 x [((1.07/1.0825)         )-1] = $9,700

     Therefore, the amount paid to you on full surrender is $114,530 ($124,230 - $9,700 ).

EXAMPLE #2: FULL SURRENDER -- EXAMPLE OF A POSITIVE MARKET VALUE ADJUSTMENT

     Assume $100,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a full surrender is requested 3 years into the guaranteed interest period; that the then Index Rate for a 7 year guaranteed interest period ("J") is 6%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

CALCULATE THE MARKET VALUE ADJUSTMENT

1.   The  contract  value  of the  Fixed  Interest  Allocation  on the  date  of
                                            3
     surrender is $124,230 ($100,000 x 1.075 )

2.   N = 2,555 ( 365 x 7 )
                                                         2,555/365
3.   Market Value Adjustment = $124,230 x [((1.07/1.0625)         )-1] = $6,270

     Therefore, the amount paid to you on full surrender is $130,500 ($124,230 + $6,270 ).

EXAMPLE #3: WITHDRAWAL -- EXAMPLE OF A NEGATIVE MARKET VALUE ADJUSTMENT

     Assume $200,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a withdrawal of $114,530 is requested 3 years into the guaranteed interest period; that the then Index Rate ("J") for a 7 year guaranteed interest period is 8%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

ACC4SF-108900                       B1

     First calculate the amount that must be withdrawn from the Fixed Interest Allocation to provide the amount requested.

1.   The  contract  value  of the  Fixed  Interest  Allocation  on the  date  of
                                              3
     withdrawal is $248,459 ( $200,000 x 1.075  )

2.   N = 2,555 ( 365 x 7 )

3.   Amount that must be withdrawn =
                                        2,555/365
               [$114,530 /((1.07/1.0825)         )] = $124,230

     Then calculate the Market Value Adjustment on that amount.
                                                         2,555/365
4.   Market Value Adjustment = $124,230 x [((1.07/1.0825)         )-1] = $9,700

     Therefore, the amount of the withdrawal paid to you is $114,530, as requested. The Fixed Interest Allocation will be reduced by the amount of the withdrawal, $114,530, and also reduced by the Market Value Adjustment of $9,700, for a total reduction in the Fixed Interest Allocation of $124,230.

EXAMPLE #4: WITHDRAWAL -- EXAMPLE OF A POSITIVE MARKET VALUE ADJUSTMENT

     Assume $200,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate of 7%; that a withdrawal of $130,500 requested 3 years into the guaranteed interest period; that the then Index Rate ("J") for a 7 year guaranteed interest period is 6%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

     First calculate the amount that must be withdrawn from the Fixed Interest Allocation to provide the amount requested.

1.   The contract value of Fixed Interest Allocation on the date of surrender is
                                3
     $248,459 ( $200,000 x 1.075 )

2.   N = 2,555 ( 365 x 7 )

3.   Amount that must be withdrawn =
                                        2,555/365
               [$130,500 /((1.07/1.0625)         )] = $124,230

     Then calculate the Market Value Adjustment on that amount.
                                                         2,555/365
4.   Market Value Adjustment = $124,230 x [((1.07/1.0625)         )-1] = $6,270

     Therefore, the amount of the withdrawal paid to you is $130,500, as requested. The Fixed Interest Allocation will be reduced by the amount of the withdrawal, $130,500, but increased by the Market Value Adjustment of $6,270, for a total reduction in the Fixed Interest Allocation of $124,230.

ACC4SF-108900                        B2

--------------------------------------------------------------------------------
                                APPENDIX C
--------------------------------------------------------------------------------


          WITHDRAWAL ADJUSTMENT FOR 7% SOLUTION DEATH BENEFIT EXAMPLES

EXAMPLE #1:  THE CONTRACT VALUE (AV) IS LOWER THAN THE DEATH BENEFIT

      Assume a premium payment of $100,000, AV at the time of withdrawal of $87,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-Rata Withdrawal.

Calculate the Effect of the Withdrawal

             1.   The Special Withdrawal is $7,000 (7% of $100,000).

                  MGDB after Special Withdrawal = $120,000 ($127,000-$7,000)

                  AV after Special Withdrawal = $80,000 ($87,000-$7,000)

                  The Pro-Rata Withdrawal is $20,000 ($27,000 - $7,000).

             2.   Pro-Rata Withdrawal Adjustment to MGDB =  $30,000 ($120,000
                  *  ($20,000 /$80,000))

                  MGDB after Pro-Rata Withdrawal = $90,000 ($120,000 - $30,000)

                  AV after Pro-Rata Withdrawal = $60,000 ($80,000 - $20,000)


EXAMPLE #2:  THE CONTRACT VALUE (AV) IS GREATER THE DEATH BENEFIT

      Assume a premium payment of $100,000, AV at the time of withdrawal of $167,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-Rata Withdrawal.

Calculate the Effect of the Withdrawal

             1.   The Special Withdrawal is $7,000 (7% of $100,000).

                  MGDB after Special Withdrawal = $120,000 ($127,000-$7,000)

                  AV after Special Withdrawal = $160,000 ($167,000-$7,000)

                  The Pro-Rata Withdrawal is $20,000 ($27,000 - $7,000).

             2.   Pro-Rata Withdrawal Adjustment to MGDB =  $15,000 ($120,000
                  * ( $20,000 /$160,000))

                  MGDB after Pro-Rata Withdrawal = $105,000 ($120,000 - $15,000)

                  AV after Pro-Rata Withdrawal = $140,000 ($160,000 - $20,000)



ACC4SF-108900                         C1

EXAMPLE #3:  THE CONTRACT VALUE (AV) IS EQUAL TO THE DEATH BENEFIT

      Assume a premium payment of $100,000, AV at the time of withdrawal of $127,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-Rata Withdrawal.

Calculate the Effect of the Withdrawal

             1.   The Special Withdrawal is $7,000 (7% of $100,000).

                  MGDB after Special Withdrawal = $120,000 ($127,000-$7,000)

                  AV after Special Withdrawal =  $120,000 ($127,000-$7,000)

                  The Pro-Rata Withdrawal is $20,000 ($27,000 - $7,000).

             2.   Pro-Rata Withdrawal Adjustment to MGDB =  $20,000 ($120,000
                  * ($20,000 /$120,000))

                  MGDB after Pro-Rata Withdrawal = $100,000 ($120,000 - $20,000)

                  AV after Pro-Rata Withdrawal = $100,000 ($120,000 - $20,000)

ACC4SF-108900                          C2

-------------------------------------------------------------------------------
                                   APPENDIX D
-------------------------------------------------------------------------------


                       DEATH BENEFITS FOR CONTRACT OWNERS

                WHO PURCHASED CONTRACTS PRIOR TO JANUARY 1, 2001

The following is a description of the death benefit options for contract owners who purchased contracts prior to the effective date of this prospectus.

Effective with the date of this prospectus, we will be designating certain investment portfolios as "Excluded Funds". We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR DEATH BENEFIT OPTIONS.

DEATH BENEFIT FOR EXCLUDED FUNDS

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro-rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro-rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

Adjustments for transfers involving both Excluded Funds and Special Funds will be calculated separately from adjustments for transfers involving Excluded Funds and Non-Special Funds, where applicable.

DEATH BENEFIT FOR NON-EXCLUDED FUNDS

Under the STANDARD DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1)   the contract value;

     2) the total premium payments made under the Contract reduced by a pro-rata adjustment for any withdrawal; or

     3)   the cash surrender value.

Under the 7% SOLUTION ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1)   the contract value;

ACC4SF-108900                         D1

     2) the total premium payments made under the Contract reduced by a pro-rata adjustment for any withdrawals;

     3)   the cash surrender value; or

     4) the enhanced death benefit, which we determine as follows: we credit interest each business day at the 7% annual effective rate to the enhanced death benefit from the preceding day (which would be the initial premium if the preceding day is the contract date), then we add additional premiums paid since the preceding day, then we adjust for any withdrawals (including any market value adjustment applied to such withdrawal and any associated surrender charges) since the preceding day. Special withdrawals are withdrawals of up to 7% per year of cumulative premiums. Special withdrawals shall reduce the 7% Solution Enhanced Death Benefit by the amount of contract value withdrawn. For any withdrawals in excess of the amount available as a special withdrawal, a pro-rata adjustment to the death benefit is made. The maximum enhanced death benefit is 3 times all premium payments, adjusted to reflect withdrawals.* Each accumulated initial or additional premium payment will continue to grow at the 7% annual effective rate until the maximum enhanced death is reached or the contract owner attains age 80, if earlier.

          * Depending on your Contract and the State of issue, this maximum may be 2 times all premium payments.

          Note for current Special Funds: Certain investment portfolios and the Fixed Account are designated as "Special Funds" for purposes of calculating the 7% Solution Enhanced Death Benefit. In addition to the Fixed Account, the investment portfolios designated currently as Special Funds are the Liquid Asset Portfolio and the Limited Maturity Bond Portfolio. The actual interest rate used for calculating the 7% Solution Enhanced Death Benefit for Special Funds will be the lesser of (1) 7% and (2) the interest rate, positive or negative, providing a yield on the enhanced death benefit for Special Funds equal to the net return for the current valuation period on the contract value allocated to Special Funds. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Thus selecting these investment portfolios and/or the Fixed Account may limit or reduce the enhanced death benefit.

Under the ANNUAL RATCHET ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1)   the contract value;

     2) the total premium payments made under the Contract reduced by a pro-rata adjustment for any withdrawal;

     3)   the cash surrender value; or

     4) the enhanced death benefit, which is determined as follows: On each contract anniversary that occurs on or before the contract owner turns age 80, we compare the prior enhanced death benefit to the contract value and select the larger amount as the new enhanced death benefit. On all other days, the enhanced death benefit is the following amount:
          On a daily basis we first take the enhanced death benefit from the preceding day (which would be the initial premium added if the preceding day is the contract date), then we add additional premiums paid since the preceding day, and then we adjust for any withdrawals on a pro-rata basis (including any market value adjustment applied to such withdrawal and any associated surrender charges) since the preceding day. That amount becomes the new enhanced death benefit.

Under the MAX 7 ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit.

ACC4SF-108900                         D2

Under this benefit
option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. ALL ENHANCED DEATH BENEFITS MAY NOT BE AVAILABLE IN EVERY STATE OR UNDER ALL CONTRACTS.

ACC4SF-108900                         D3

-------------------------------------------------------------------------------
                                   APPENDIX E
-------------------------------------------------------------------------------


                   OPTIONAL RIDER BENEFITS FOR CONTRACT OWNERS

                WHO PURCHASED CONTRACTS PRIOR TO JANUARY 1, 2001

The following is a description of the optional rider benefits for contract owners who purchased contracts prior to the effective date of this prospectus and elected an optional benefit rider. Effective with the date of this prospectus, we will be designating certain investment portfolios as "Excluded Funds". We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact the benefit under any optional rider that you have elected. IF YOU NEVER INVEST IN EXCLUDED FUNDS, YOUR RIDER BENEFITS WILL BE UNAFFECTED. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS.

OPTIONAL RIDER BENEFITS FOR EXCLUDED FUNDS

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, any guarantee of an optional rider benefit does not apply to those amounts. The optional rider benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

For each rider benefit component contained in your rider, a corresponding component will be created for allocations to Excluded Funds. Transfers from Excluded Funds to Non-Excluded funds will reduce all rider benefit components for Excluded Funds on a pro-rata basis. Except with respect to any maximum guaranteed rider benefit, the resulting increase in the Non-Excluded Funds rider benefit component will equal the lesser of the reduction in the rider benefit component for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed benefit will equal the reduction in the maximum guaranteed benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds rider benefit component on a pro-rata basis. The resulting increase in the rider benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds benefit.

Adjustments for transfers involving both Excluded Funds and Special Funds will be calculated separately from adjustments for transfers involving Excluded Funds and Non-Special Funds, where applicable.

OPTIONAL RIDER BENEFIT FOR NON-EXCLUDED FUNDS

A. MINIMUM GUARANTEED ACCUMULATION BENEFIT ("MGAB"). We calculate your MGAB as follows:

        1. WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. The MGAB Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

             If you purchased the MGAB rider on the contract date, and

             (i) elected the ten-year option, your MGAB Base is equal to your initial premium and credit, plus any additional premium and credit added to your Contract during the 2-year period after your rider date, reduced pro-rata for any withdrawals and reduced for any transfers made within the last 3 years prior to the MGAB Benefit Date; or

ACC4SF-108900                         E1

             (ii) elected the twenty-year option, except for the Special Funds which require special calculations, your MGAB Base is equal to your initial premium and credit, plus any additional premium and credit added to your Contract during the 2-year period after your contract date, accumulated at the MGAB Base Rate, reduced pro-rata for any withdrawals and reduced for any transfers made within the last 3 years prior to the MGAB Benefit Date. The MGAB Base Rate for allocations other than allocations to the Special Funds is the annual effective rate of 3.5265%. Accumulation of eligible additional premiums starts on the date the premium was received.

                  ONLY PREMIUMS AND CREDITS ADDED TO YOUR CONTRACT DURING THE 2-YEAR PERIOD AFTER YOUR RIDER DATE ARE INCLUDED IN THE MGAB BASE. ANY ADDITIONAL PREMIUM PAYMENTS YOU ADDED TO YOUR CONTRACT AFTER THE SECOND RIDER ANNIVERSARY ARE NOT INCLUDED IN THE MGAB BASE. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

                  If you purchased the MGAB rider
                  after the contract date, your MGAB Base is equal to your contract value on the rider date, plus premiums and credits added during the 2-year period after your rider date. Withdrawals taken while the MGAB rider is in effect, as well as transfers made within 3 years prior to the MGAB Benefit Date, will reduce the value of your MGAB Base pro-rata. This means that the MGAB Base (and the MGAB Charge Base) will be reduced by the same percent as the percent of contract value that was withdrawn (or transferred). We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

                  For any Special Fund under the twenty-year option, if the actual interest credited to and/or the investment earnings of the contract value allocated to the Special Fund over the calculation period is less than the amount calculated under the formula above, that lesser amount becomes the increase in your MGAB Base for the Special Fund for that period. THE MGAB BASE RATE FOR EACH SPECIAL FUND MAY BE POSITIVE OR NEGATIVE. Thus, investing in the Special Funds may limit the MGAB benefit.

                  If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special Funds, may prevent the MGAB Base from doubling over the waiting period.

        2. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM YOUR MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

        3. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it on the MGAB Benefit Date to the subaccounts in which you are invested pro-rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Asset subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

B. MINIMUM GUARANTEED INCOME BENEFIT ("MGIB"). On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

        1. WE FIRST DETERMINE YOUR MGIB BASE. The MGIB Base is only a calculation used to determine the MGIB. The MGIB Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

ACC4SF-108900                         E2

             (i) If you purchased the MGIB rider on the contract date, except for the Special Funds which require special calculations, the MGIB Base is equal to your initial premium and credit, plus any additional premiums and credits added to your Contract during the 5-year period after your contract date, accumulated at the MGIB Base Rate (7% for all portfolios except the Special Funds), reduced pro-rata by all withdrawals taken while the MGIB rider is in effect. Premiums and credits paid less than 5 years prior to the earliest MGIB Benefit Date are excluded from the MGIB Base.

             (ii) If you purchased the MGIB rider after the contract date, except for the Special Funds which require special calculations, your MGIB Base is equal to your contract value on the rider date plus any eligible premiums and credits added to your Contract during the 5-year period after your rider date, accumulated at the MGIB Base Rate (7% for all portfolios except the Special Funds), reduced pro-rata by all withdrawals taken while the MGIB rider is in effect. Eligible additional premium payments and credits are those added more than 5 years before the earliest MGIB Benefit Date and are included in the MGIB Base. Premiums and credits paid after the 5th rider anniversary are excluded from the MGIB Base.


             (iii)For any Special Fund, if the actual earnings and/or the interest credited to the contract value allocated to the Special Fund over the calculation period is less than the amount determined under the formula above, that lesser amount becomes the change in your MGIB Base for the Special Fund. THE MGIB BASE RATE FOR EACH SPECIAL FUND MAY BE POSITIVE OR NEGATIVE. Thus, investing in the Special Funds may limit the MGIB benefit.


                  Of course, regardless of when purchased or how you invest, withdrawals will reduce the value of your MGIB Base pro-rata to the percentage of the contract value withdrawn.

                  We offer a
                  7% MGIB Base Rate, except for the Special Funds. The Company may at its discretion discontinue offering this rate. The MGIB Base Rate is an annual effective rate.

                  The MGIB Base is
                  subject to the MGIB Base Maximum. The MGIB Base Maximum is the amount calculated above until the earlier of: (i) the date the oldest contract owner reaches age 80, or (ii) the date the MGIB Base reaches two times the MGIB Eligible Premiums and credits, adjusted for any withdrawals. MGIB Eligible Premiums is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date.

        2. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT, SURRENDER CHARGE AND PREMIUM TAXES) BY THE INCOME FACTOR, AND THEN DIVIDE BY $1,000. Two MGIB Income Options are available under the MGIB Rider:

             (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

             (ii) Income for a 20-30 Year Period Certain; or

             (iii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the MGIB Base using the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract guarantee for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

C. MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments under the MGWB

ACC4SF-108900                         E3
rider. It does not represent a contract
value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits. The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals. Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in both the MGWB Withdrawal Account and the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero.

GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

             (i)   your contract value is greater than zero;

             (ii)  your MGWB Withdrawal Account is greater than zero;

             (iii) your latest allowable annuity start date has not been reached;

             (iv)  you have not electedto annuitize your Contract; and

             (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     WITHDRAWAL ADJUSTMENTS. We will reduce the MGWB Withdrawal Account by the dollar amount of any withdrawal taken up to 7% per year of the Eligible Payment Amount. Any withdrawal taken in excess of 7% per year of the Eligible Payment Amount will reduce both the MGWB Withdrawal Account and the Eligible Payment Amount pro-rata in proportion to the percentage of contract value withdrawn. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

     AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status, if:

             (i)   your MGWB Withdrawal Account is greater than zero;

             (ii) your latest allowable annuity start date has not been reached;

             (iii) you have not elected to annuitize your Contract; and

             (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary, equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments (ii) payment of the Commuted Value (defined below) or (iii) the owner's death has occurred.

ACC4SF-108900                         E4

On the contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for period(s) applicable to the remaining payments. Once the last MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

ACC4SF-108900                         E5

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



                             ING VARIABLE ANNUITIES

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
          Golden American Life Insurance Company is a stock company
                             domiciled in Delaware.


108900   Access ACC-EEB-                                           12/29/2000

                    PART B

        STATEMENT OF ADDITIONAL INFORMATION

{TO BE FILED BY AMENDMENT}

                      PART C -- OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

FINANCIAL STATEMENTS

(a) (1) All financial statements are included in the Prospectus as indicated therein
    (2) Schedules I, III and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.

[TO BE UPDATED BY AMENDMENT]

EXHIBITS

(b) (1) Resolution of the board of directors of Depositor authorizing the establishment of the Registrant (1)

    (2)  N/A

    (3)  (a)  Distribution Agreement between the Depositor and
              Directed Services, Inc. (1)
         (b)  Dealers Agreement (1)
         (c)  Organizational Agreement (1)
         (d)  Assignment Agreement for Organizational Agreement (1)

    (4) (a) Individual Deferred Combination Variable and Fixed Annuity Contract (4)
         (b)  Group Deferred Combination Variable and Fixed
              Annuity Contract (4)
         (c)  Individual Deferred Variable Annuity Contract (4)
         (d)  Individual Retirement Annuity Rider Page (1)
         (e)  ROTH Individual Retirement Annuity Rider (2)
         (f)  Minimum Guaranteed Accumulation Benefit Rider (REV) (9)
         (g)  Minimum Guaranteed Income Benefit Rider (REV) (9)
         (h)  Minimum Guaranteed Withdrawal Benefit Rider (REV) (9)
         (i)  Living Benefit Rider Endorsement (Inforce Riders) (9)
         (j)  Death Benefit Endorsement No.1 (REV)(7% Solution Enhanced) (9)
         (k)  Death Benefit Endorsement No.2 (REV)(Ratchet Enhanced) (9)
         (l)  Death Benefit Endorsement No.3 (REV)(Standard) (9)
         (m)  Death Benefit Endorsement No.4 (REV)(Max 7 Enhanced) (9)
         (n)  Death Benefit Endorsement No.5 (Base Death Benefit) (9)
         (o)  Death Benefit Endorsement No.6 (Inforce Contracts) (9)
         (p)  Earnings Enhancement Death Benefit Rider

    (5)  (a)  Individual Deferred Combination Variable and Fixed Annuity
               Application (5)
         (b) Group Deferred Combination Variable and Fixed Annuity Enrollment Form (5)
         (c)  Individual Deferred Variable Annuity Application (5)

    (6)  (a)  Certificate of Amendment of the Restated Articles of
               Incorporation of Golden American, dated (03/01/95) (4)
         (b)  By-Laws of Golden American, dated (01/07/94) (4)
         (c) Resolution of the board of directors for Powers of Attorney, dated (04/23/99) (4)

    (7)  Not applicable

    (8) (a) Participation Agreement between Golden American and PIMCO Variable Insurance Trust (4)
        (b)  Administrative Services Agreement between Golden American and Equitable Life Insurance Company of Iowa (3)
        (c)  Service Agreement between Golden American and Directed
              Services, Inc. (3)
        (d)  Asset Management Agreement between Golden American and
              ING Investment Management LLC (4)
        (e)  Reciprocal Loan Agreement between Golden American and
              ING America Insurance Holdings, Inc. (4)
        (f)  Revolving Note Payable between Golden American and
              SunTrust Bank (4)
        (g)  Surplus Note, dated, 12/17/96, between Golden American and Equitable of Iowa Companies  (7)
        (h)  Surplus Note, dated, 12/30/98, between Golden American and Equitable Life Insurance Company of Iowa (7)
        (i)  Surplus Note, dated, 09/30/99, between Golden American and ING AIH (7)
        (j)  Surplus Note, dated, 12/08/99, between Golden American and First Columbine Life Insurance Company (6)
        (k)  Surplus Note, dated, 12/30/99, between Golden American and Equitable of Iowa Companies (6)
        (l) Participation Agreement between Golden American and Prudential Series Fund, Inc. (7)
        (m)  Participation Agreement between Golden American and
              ING Variable Insurance Trust (7)
        (n)  Amendment to the Participation Agreement between Golden
              American and Prudential Series Fund, Inc. (10)
        (o)  Reinsurance Agreement, dated 06/30/00, between Golden
              American and Equitable Life Insurance Company of Iowa (8)
        (p) Renewal of Revolving Note Payable between Golden American and SunTrust Bank as of July 31, 2000 and expiring
              July 31, 2001 (8)

    (9)  Opinion and Consent of Myles R. Tashman  *

    (10) (a)  Consent of Sutherland, Asbill & Brennan LLP  *
         (b)  Consent of Ernst & Young LLP, Independent Auditors  *
         (c) Consent of Myles R. Tashman, incorporated in Item 9 of this Part C, together with the Opinion of Myles R. Tashman. *

    (11) Not applicable
    (12) Not applicable

    (13) Schedule of Performance Data **

    (14) Not applicable

    (15) Powers of Attorney

    (16) Subsidiaries of ING Groep N.V. **
     ______________________

    *  To be filed by Amendment.
    ** To be updated by Amendment.

(1) Incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on September 24, 1997
     (File Nos. 333-28769, 811-5626).

(2) Incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on February 11, 1998 (File Nos. 333-28769, 811-5626).

(3) Incorporated herein by reference to Post-Effective Amendment No. 2 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 30, 1998 (File Nos. 333-28769, 811-5626).

(4) Incorporated herein by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 23, 1999 (File Nos. 333-28769, 811-5626).

(5) Incorporated herein by reference to Post-Effective Amendment No. 4 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 3, 1999 (File Nos. 333-28769, 811-5626).

(6) Incorporated herein by reference to Post-Effective Amendment No. 5 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on January 27, 2000 (File Nos. 333-28769, 811-5626).

(7) Incorporated herein by reference to Post-Effective Amendment No. 6 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 26, 2000 (File Nos. 333-28769, 811-5626).

(8) Incorporated herein by reference to Post-Effective Amendment No. 7 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on September 13, 2000 (File Nos. 333-28769, 811-5626).

(9) Incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on September 28, 2000 (File Nos. 333-28769, 811-5626).

(10) Incorporated herein by reference to Post-Effective Amendment No. 10 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 15, 2000 (File Nos. 333-28769, 811-5626).

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                             Principal                 Position(s)
Name                      Business Address             with Depositor
----                      ----------------             --------------
Barnett Chernow          Golden American Life Ins. Co. President and
                         1475 Dunwoody Drive           Director
                         West Chester, PA  19380

Michael W. Cunningham    ING Aetna Financial Services  Director
                         151 Farmington Avenue
                         Hartford, CT  06156

Mark A. Tullis           ING Insurance Operations      Director
                         5780 Powers Ferry Road
                         Atlanta, GA  30327-4390

Phillip R. Lowery        ING Insurance Operations      Director
                         5780 Powers Ferry Road
                         Atlanta, GA  30327-4390

Myles R. Tashman         Golden American Life Ins. Co. Director, Executive
                         1475 Dunwoody Drive           Vice President, General
                         West Chester, PA  19380       Counsel and Secretary

James R. McInnis         Golden American Life Ins. Co. Executive Vice President
                         1475 Dunwoody Drive           and Chief Marketing
                         West Chester, PA  19380       Officer

Stephen J. Preston       Golden American Life Ins. Co. Executive Vice President
                         1475 Dunwoody Drive           and Chief Actuary
                         West Chester, PA  19380

Steven G. Mandel         Golden American Life Ins. Co. Senior Vice President and
                         1475 Dunwoody Drive           Chief Information Officer
                         West Chester, PA  19380

Ronald R. Blasdell       Golden American Life Ins. Co. Senior Vice President
                         1475 Dunwoody Drive
                         West Chester, PA  19380

E. Robert Koster         Golden American Life Ins. Co. Senior Vice President
                         1475 Dunwoody Drive           and Chief Financial
                         West Chester, PA  19380       Officer

David L. Jacobson        Golden American Life Ins. Co. Senior Vice President
                         1475 Dunwoody Drive           and Assistant Secretary
                         West Chester, PA  19380

William L. Lowe          Equitable of Iowa Companies   Senior Vice President,
                         909 Locust Street             Sales & Marketing
                         Des Moines, IA  50309

Gary F. Haynes           Golden American Life Ins. Co. Senior Vice President
                         1475 Dunwoody Drive           Operations
                         West Chester, PA  19380

David S. Pendergrass     ING Insurance Operations      Vice President and
                         5780 Powers Ferry Road        Treasurer
                         Atlanta, GA  30327-4390

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor owns 100% of the stock of a New York company, First Golden American Life Insurance Company of New York ("First Golden"). The primary purpose for the formation of First Golden is to offer variable products in the state of New York.

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep, N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

The subsidiaries of ING, as of December 31, 1999 are incorporated by reference to the April 26, 2000 filing. [To be updated by amendment.]

Item 27:  Number of Contract Owners

As of January 31, 2001, there are 56,268 qualified contract owners and 77,748 non-qualified contract owners in Golden American's Separate Account B.

ITEM 28: INDEMNIFICATION

Golden American shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of Golden American as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

Golden American may also, to the extent permitted by law, indemnify any other person who is or was serving Golden American in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

Golden American or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, also serves as principal underwriter for all contracts issued by Golden American. DSI is the principal underwriter for Separate Account A, Separate Account B, Equitable Life Insurance Company of Iowa Separate Account A, First Golden American Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of Golden American and The GCG Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
-------------------            ---------------------

James R. McInnis               President

Barnett  Chernow               Director and Executive Vice President

Myles R. Tashman               Director, Executive Vice President,
                               Secretary and General Counsel

Stephen J. Preston             Executive Vice President

David S. Pendergrass           Vice President and Treasurer

David L. Jacobson              Senior Vice President and Assistant Secretary

(c)

             1999 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on       Brokerage
Underwriter  Commissions*   Redemption  Commissions Compensation
-----------  ------------   ----------  ----------- ------------
DSI          $180,838,913      $0          $0           $0

*To be updated by amendment.

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

Accounts and records are maintained by Golden American Life Insurance Company at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478 and by Equitable Life Insurance Company of Iowa, an affiliate, at 909 Locust Street, Des Moines, Iowa 50309.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more that 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets definition of a "separate account" under federal securities laws.

2. Golden American Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                             SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf in the City of West Chester, and Commonwealth of Pennsylvania, on the 23rd day of February, 2001.


                                     SEPARATE ACCOUNT B
                                      (Registrant)

                                By:  GOLDEN AMERICAN LIFE
                                     INSURANCE COMPANY
                                     (Depositor)

                                By:
                                     --------------------
                                     Barnett Chernow*
                                     President

Attest: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Vice President and Associate
         General Counsel of Depositor

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on February 23, 2001.

Signature                          Title

                              President and Director
--------------------          of Depositor
Barnett Chernow*


                              Senior Vice President,
--------------------           and Chief Financial Officer
E. Robert Koster*


                DIRECTORS OF DEPOSITOR


----------------------
Myles R. Tashman*



----------------------
Michael W. Cunningham*



----------------------
Mark A. Tullis*



----------------------
Phillip R. Lowery*


Attest: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Vice President and Associate
         General Counsel of Depositor

*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

                    EXHIBIT INDEX

ITEM      EXHIBIT                                                PAGE #
----      -------                                                ------

4(p)      Earnings Enhancement Death Benefit Rider               EX-99.B4P

15        Powers of Attorney                                     EX-99.B15